As filed with the Securities and Exchange Commission on February 27, 1998
                                      Securities Act Registration No. 33-88756
                              Investment Company Act Registration No. 811-8958


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   FORM N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   X

                            Pre-Effective Amendment No.

                           Post-Effective Amendment No.  4                X

                                           and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

                             Amendment No. 4                              X

                       (Check appropriate box or boxes.)

                         THE JEFFERSON FUND GROUP TRUST
               -------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                            839 N. Jefferson Street
                            Milwaukee, Wisconsin                       53202
                    ---------------------------------------         ----------
                   (Address of Principal Executive Offices)         (Zip Code)

                                (800) 216-9786
               --------------------------------------------------
              (Registrant's Telephone Number, including Area Code)


                                                        Copy to:

      Lawrence Kujawski, President                   Scott E. Early
     The Jefferson Fund Group Trust                 Foley & Lardner
        839 N. Jefferson Street           330 North Wabash Avenue, Suite 3300
      Milwaukee, Wisconsin  53202               Chicago, Illinois 60611
 --------------------------------------    ----------------------------------
(Name and Address of Agent for Service)


Registrant has registered an indefinite number or amount of shares of beneficial interest, no par value, under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.

It is proposed that this filing become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b)
 X   on February 28, 1998, pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of Rule 485


                         THE JEFFERSON FUND GROUP TRUST
                             CROSS REFERENCE SHEET

          (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)

                                     Caption or Subheading in Prospectus
 Item No. on Form N-1A               or Statement of Additional Information
 ---------------------               --------------------------------------

Part A - INFORMATION REQUIRED IN PROSPECTUS

1.   Cover Page                            Cover Page

2.   Synopsis                              Expense Information

3.   Condensed Financial Information       Financial Highlights

4.   General Description of Registrant     Introduction; Investment Objectives
                                           and Policies

5.   Management of the Fund                Management of the Fund; Brokerage
                                           Transactions; Capital Structure

5A.  Management's Discussion of Fund       *<F1>
     Performance

6.   Capital Stock and Other Securities    Dividends, Distributions and Taxes;
                                           Capital Structure; Shareholder
                                           Reports

7.   Purchase of Securities Being Offered  Determination of Net Asset Value;
                                           Purchase of Shares; Alternative
                                           Purchase Agreements; Exchange
                                           Privilege; Distributor and
                                           Distribution and Servicing Plans;
                                           Dividend Reinvestment; Retirement
                                           Plans

8.   Redemption or Repurchase              How to Redeem; Exchange Privilege

9.   Legal Proceedings                     *<F1>

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

1.   Cover Page                              Cover Page

2.   Table of Contents                       Table of Contents

3.   General Information and History         *<F1>

4.   Investment Objectives and Policies      Investment Restrictions;
                                             Investment Considerations

5.   Management of the Registrant            Trustees and Officers of the Fund

6.   Control Persons and Principal Holders   Included in Prospectus under
     Of Securities                           "Capital Structure"

7.   Investment Advisory and Other Service   Investment Advisor, Administrator,
                                             Custodian, Transfer Agent and
                                             Accounting Services Agent;
                                             Distributor and Distribution and
                                             Servicing Plans; Independent
                                             Accountants


8.   Brokerage Allocation                    Allocation of Portfolio Brokerage

9.   Capital Stock and Other Securities      Included in Prospectus under
                                             "Capital Structure"

10.  Purchase, Redemption and Pricing of     Included in Prospectus under
     Securities Being                        "Determination of Net Asset
                                             Value;" "Dividend Reinvestment;"
                                             "Retirement Plans;" "Contingent
                                             Deferred Sales Charge -- Class A
                                             or B Shares;" "Distributor and
                                             Distribution and Servicing Plans;"
                                             "How to Redeem;" and "Exchange
                                             Privilege"

11.  Tax Status                              Taxes

12.  Underwriters                            Distributor and Distribution and
                                             Servicing Plans


13.  Calculation of Performance Data         Calculation of Total Return

14.  Financial Statements                    Report of Independent Accountants;
                                             Financial Statements

*<F1>Answer negative or inapplicable

P R O S P E C T U S                            FEBRUARY 28, 1998

                         THE JEFFERSON FUND GROUP TRUST
                        JEFFERSON GROWTH AND INCOME FUND

                         THE JEFFERSON FUND GROUP TRUST
                                 (800) 216-9785

The Jefferson Fund Group Trust is an open-end, management investment company currently consisting of one mutual fund -- JEFFERSON GROWTH AND INCOME FUND (the "Fund"). The Fund's investment objectives are to produce long-term capital appreciation and current income principally through investing in equity securities.
---------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. This Prospectus does not set forth all of the information included in the Registration Statement and Exhibits thereto which the Fund has filed with the Securities and Exchange Commission. A Statement of Additional Information, dated February 28, 1998, which is a part of such Registration Statement is incorporated by reference in this Prospectus. Copies of the Statement of Additional Information will be provided promptly without charge to each person to whom a Prospectus is delivered upon written or telephone request. Written requests should be made by writing to: The Jefferson Fund Group Trust, c/o Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 (for overnight and express mail, to: The Jefferson Fund Group Trust, c/o Firstar Trust Company, Mutual Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202), and telephone requests should be made by calling
(800) 216-9785.

                         The JEFFERSON FUND GROUP TRUST
                        JEFFERSON GROWTH AND INCOME FUND
                               TABLE OF CONTENTS

                                                                Page No.
                                                                -------

EXPENSE INFORMATION                                                  2
FINANCIAL HIGHLIGHTS                                                 3
INTRODUCTION                                                         4
RISK FACTORS                                                         4
INVESTMENT OBJECTIVES AND                                            4
MANAGEMENT OF THE FUND                                               9
DETERMINATION OF NET ASSET VALUE                                    10
PURCHASE OF SHARES                                                  11
GENERAL                                                             13
ALTERNATIVE PURCHASE ARRANGEMENTS                                   14
HOW TO REDEEM                                                       18
EXCHANGE PRIVILEGE                                                  22
DISTRIBUTOR AND DISTRIBUTION AND SERVICING PLANS                    23
RETIREMENT PLANS                                                    24
DIVIDEND REINVESTMENT                                               25
DIVIDENDS, DISTRIBUTIONS AND TAXES                                  25
BROKERAGE TRANSACTIONS                                              26
CAPITAL STRUCTURE                                                   26
SHAREHOLDER REPORTS                                                 27
PERFORMANCE INFORMATION                                             27
APPENDIX A
    DESCRIPTION OF SECURITIES RATINGS                               29
PURCHASE APPLICATION
SUPPLEMENTAL APPLICATION
INDIVIDUAL RETIREMENT ACCOUTN (IRA) APPLICATION
INDIVIDUAL RETIREMENT ACCOUNT (IRA) TRANSFER F0RM
EDUCATION IRA APPLICATION
    ---------------------------------


                              EXPENSE INFORMATION
                                                            CLASS A     CLASS B
SHAREHOLDER TRANSACTION EXPENSES                            SHARES      SHARES

Maximum Sales Load Imposed on Purchases (as a percentage of
      offering price at time of purchase)                   5.5%        None
Maximum Sales Load Imposed on Reinvested Dividends
      (as a percentage of offering price at time
      of purchase)                                          None        None
Maximum Contingent Deferred Sales Charge (as a percentage
      of net asset value at time of purchase)               None        5.0%
Exchange Fee*<F2>                                           None        None
Redemption Fee**<F3>                                        None        None

ANNUAL FUND OPERATING EXPENSES
 AFTER EXPENSE REIMBURSEMENTS                               CLASS A     CLASS B
      (as a percentage of average net assets)               SHARES      SHARES

Management Fees                                               .60%      .60%
12b-1 Fees***<F4>                                             .25%     1.00%
Other Expenses (after expense reimbursements)****<F5>         .30%      .30%
Total Fund Operating Expenses
  (after expense reimbursements)*****<F6>                    1.15%     1.90%

*<F2>A fee of $5.00 is charged for each telephone exchange.
**<F3>A fee of $12.00 is charged for each wire redemption.
***<F4>12b-1 Fees which are less than or equal to .25% represent servicing fees, and the remaining portion represent distribution fees. See "Distributor and Distribution and Servicing Plans"

****<F5>Other expenses for the Fund are based on amounts for the fiscal year ended October 31, 1997 and reflect expense reimbursements from Distributor. Without such reimbursements, other expenses of Class A and Class B shares would have been 2.11%.

*****<F6>Without expense reimbursements, the total fund operating expenses of Class A and Class B shares would have been 2.96% and 3.71%, respectively.

                          Class A Shares              Class B Shares
                  ------------------------------ -------------------------------
Example:        1 Year 3 Years 5 Years 10 Years  1 Year 3 Years 5 Years 10 Years

An investor would
pay the following
expenses on a
$1,000 investment,
assuming (1) 5%
annual return and
(2) redemption at
the end of each time
period:            $66    $90    $115      $187    $69   $100    $133    $222


                                         Class B Shares
                               -------------------------------------
                               1 Year    3 Years  5 Years   10 Years
An investor would pay the
following expenses on the same
investment, assuming
no redemption:                 $19         $60     $103      $222


THE PURPOSE OF THE PRECEDING TABLE IS TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS THAT AN INVESTOR IN THE FUND WILL BEAR, DIRECTLY OR INDIRECTLY. THEY SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ANNUAL FUND OPERATING EXPENSES ARE BASED ON THE AMOUNTS SET FORTH ABOVE. THE EXAMPLE ASSUMES A 5% ANNUAL RATE OF RETURN PURSUANT TO REQUIREMENTS OF THE SECURITIES AND EXCHANGE COMMISSION. THIS HYPOTHETICAL RATE OF RETURN IS NOT INTENDED TO BE REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE OF THE FUND. DUE TO THE 12B-1 DISTRIBUTION FEE IMPOSED ON CLASS B SHARES, A CLASS B SHAREHOLDER OF THE FUND MAY, DEPENDING ON THE LENGTH OF TIME THE SHARES ARE HELD, INCUR HIGHER SALES-RELATED CHARGES THAN THE MAXIMUM PERMITTED BY THE RELEVANT RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. ON FRONT-END SALES CHARGES.

                              FINANCIAL HIGHLIGHTS


     The financial information for a Share outstanding of the Jefferson Growth and Income Fund during the periods shown in the table below have been audited. The table should be read in conjunction with the financial statements and related notes which have been incorporated by reference into the Statement of Additional Information and are contained in the Fund's Annual Report to Shareholders. Copies of the Fund's Annual Report to Shareholders may be obtained, without charge, upon request. The Fund's Annual Report to Shareholders also contains further information about the performance of the Fund.


                                                                                                            SEPTEMBER 1, 1995 1<F5>
                                                                      YEAR ENDED               YEAR ENDED                  THROUGH
                                                                 OCTOBER 31, 1997        OCTOBER 31, 1996         OCTOBER 31, 1995
                                                               ------------------      ------------------       ------------------
                                                               CLASS A   CLASS B        CLASS A   CLASS B        CLASS A   CLASS B
                                                              --------  --------       --------  --------       --------  --------
PER SHARE DATA:
  Net asset value, beginning of period                          $10.91    $10.87         $10.04    $10.03         $10.00    $10.00
  Income from investment operations:
  Net investment income                                           0.29      0.20           0.27      0.21           0.04      0.03
  Net realized and unrealized gains on securities                 1.40      1.39           0.87      0.83             --        --
                                                               -------   -------        -------   -------        -------   -------
    Total from investment operations                              1.69      1.59           1.14      1.04           0.04      0.03
  Less distributions:
  Dividends from net investment income                          (0.29)    (0.21)         (0.27)    (0.20)             --        --
  Distributions from net realized gains                         (0.05)    (0.05)             --        --             --        --
                                                               -------   -------        -------   -------        -------   -------
    Total distributions                                         (0.34)    (0.26)         (0.27)    (0.20)             --        --
                                                               -------   -------        -------   -------        -------   -------
  Net asset value, end of period                                $12.26    $12.20         $10.91    $10.87         $10.04    $10.03
                                                               =======   =======        =======   =======        =======   =======

TOTAL RETURN 2<F6>                                              15.56%    14.68%         11.50%    10.49%         0.40%3    0.30%3
SUPPLEMENTAL DATA AND RATIOS:                                                                                        <F7>      <F7>
  Net assets, in thousands, end of period                       $6,815    $1,330         $4,688      $412         $1,279      $133
  Ratio of net expenses to average net assets:
    Before expense reimbursement                                 2.96%     3.71%          5.95%     6.70%        17.35%4   18.10%4
                                                                                                                     <F8>      <F8>
    After expense reimbursement                                  1.15%     1.90%          1.15%     1.90%         1.15%4    1.90%4
  Ratio of net investment income                                                                                     <F8>      <F8>
    to average net assets:
    Before expense reimbursement                                 1.01%     0.26%        (1.77%)   (2.52%)      (14.95%)4 (15.70%)4
                                                                                                                     <F8>      <F8>
    After expense reimbursement                                  2.82%     2.07%          3.03%     2.28%         1.25%4    0.50%4
                                                                                                                     <F8>      <F8>
  Portfolio turnover rate 5<F9>, 6<F10>                         98.37%    98.37%        131.98%   131.98%             --        --
  Average commission rate paid 6<F10>, 7<F11>                  $0.0765   $0.0765        $0.0884   $0.0884             --        --

1<F5>Commencement of operations.
2<F6>The total return calculation does not reflect the 5.5% front end sales charge for Class A or the 5% CDSC on Class B.
3<F7>Not annualized.
4<F8>Annualized.
5<F9>During the period ended October 31, 1995, there were no sales of securities.
6<F10>Portfolio turnover and average commission rate paid is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
7<F11>Average commission rate disclosure not required for the period ended
October 31, 1995.



                                  INTRODUCTION

            The Jefferson Fund Group Trust, of which the Fund is a diversified series, was organized as a business trust under the laws of Delaware on January 20, 1995. It is an open-end, management investment company registered under the Investment Company Act of 1940. As an open-end investment company, it obtains its assets by continuously selling shares of beneficial interest, having no par value ("Shares"), to the public. Proceeds from such sales are invested by the Fund in securities of other companies. The resources of many investors are thus combined and each individual investor has an interest in every one of the securities owned thereby providing diversification in a variety of industries. The Fund's investment adviser furnishes professional management to select and watch over its investments. The Fund is intended for long-term investors, not for those who may wish to redeem their shares after a short period of time. The Fund is a member of the Jefferson family of funds.

                                  RISK FACTORS

            As discussed more fully below under "Investment Objectives and Policies," there can be no assurance that the Fund will achieve its investment objectives. Share prices and bond prices of even the best managed, most profitable corporations are subject to market risk. This may result in fluctuations in the Fund's Share price. When an investor sells shares of the Fund, the price may be higher or lower than the price at which the shares were purchased. In addition, special risks may be presented by the particular types of securities in which the Fund may invest. For example, investment in lower-rated securities is speculative and involves risks not associated with investment in higher rated securities, including overall greater risk of non-payment of interest and principal and potentially greater sensitivity to general economic conditions and changes in interest rates. In addition, the price of non-convertible debt securities may vary inversely to interest rates, i.e., appreciate when interest rates decline and depreciate when interest rate rise. The Fund's investment in non-convertible debt securities may cause the price of the shares to fluctuate in the same manner.


      Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser, the Administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser and the Administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers.


More details on the risks involved are set forth in the Investment Objectives and Policies section of this Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the Fund are to produce long-term capital appreciation and current income principally through investing in equity securities. Uniplan, Inc., the Fund's investment adviser (the "Adviser"), anticipates that most of the time more than 50% of the Fund's portfolio will be invested in equity securities. For this purpose, the Adviser deems common stocks, preferred stocks and securities (including debt securities) that are convertible into common stocks to be equity securities. As described more fully below, the Adviser anticipates that under normal market conditions the remaining portion of the Fund's portfolio will be invested in non-convertible debt securities, including short-term money market instruments and U.S. Government and agency securities. Under unusual conditions, for temporary defensive purposes, the Fund may invest 100% of its assets in nonconvertible debt securities.

            In selecting investments, the Adviser will consider various financial characteristics of the issuer, including historical sales and net income, debt/equity and price/earnings ratios and book value. The Adviser will usually place an emphasis on issuers with favorable credit and earnings characteristics. The Adviser may also review research reports of broker-dealers and trade publications and, in appropriate situations, may meet with management. Greater weight will be given to internal factors, such as product or service development, than to external factors, such as interest rate changes, commodity price fluctuations, general stock market trends and foreign currency exchange values.

Investors should be aware that since the major portion of the Fund's portfolio will normally be invested in equity securities, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed-income securities. There can be no assurance that the objectives of the Fund will be realized. Nor can there be any assurance that the Fund's portfolio will not decline in value or that any income will be earned.

          When the Adviser believes that securities other than equity securities offer opportunity for long-term capital appreciation and current income, the Fund may invest its assets in non-convertible debt securities. Investments in non-convertible debt securities offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases. The Fund will limit its investments in non-convertible debt securities to those which have been assigned one of the six highest ratings of either Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") (or unrated but determined by the Adviser to be of comparable quality). A Moody's rating of B (or an S&P rating of
B) is the sixth highest rating. This means that the non-convertible debt security generally lacks the characteristics of a desirable investment. Assurance of interest and principal payments over any long period of time may be small. In the event a non-convertible debt security is downgraded below the sixth highest rating after investment, the Fund may retain such security. A description of the foregoing ratings is attached to this Prospectus as Appendix
A.  A security is considered to be of "investment grade" quality if it is either
(1) rated in one of the top four rating categories by a nationally recognized statistical rating organization ("NRSRO") (at least Baa by Moody's or BBB by S&P) or (2) not rated by any NRSRO but determined by the Fund's Adviser to be of comparable quality to obligations so rated. Securities rated in the fifth highest rating category, sixth highest rating category or below are not considered to be of investment grade and are referred to herein as "High Yield Securities," and are commonly known as "junk bonds." These lesser rated debt securities may involve special risks. Investments in securities rated below investment grade that are eligible for purchase by the Fund are described as "speculative" by both Moody's and S&P. Investment in lower rated corporate debt securities (i.e. High Yield Securities) generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These High Yield Securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. No more than 15% of the Fund's net assets will be invested in debt securities rated below investment grade (or unrated but determined by the Adviser to be of comparable quality).

          As with other fixed-income securities, High Yield Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. High Yield Securities rated "BB" or "Ba" or lower by Moody's or S&P or of comparable quality are considered to be speculative with respect to the issuer's capacity to pay interest and repay principal.

          High Yield Securities are generally subject to greater credit risk than higher-rated securities because the issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of High Yield Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of High Yield Securities may be diminished by adverse publicity and investor perceptions. Also, legislative proposals limiting the tax benefits to the issuers or holders of taxable High Yield Securities or requiring federally-insured savings and loan institutions to reduce their holdings of taxable High Yield Securities have had and may continue to have an adverse effect on the market value of these securities.

          Because the market for certain High Yield Securities is relatively new, that market may be particularly sensitive to an economic downturn or a general increase in interest rates. Recent regulatory developments and declines in the value of certain High Yield Securities have limited and may continue to limit the ability of important participants in the High Yield Securities market to maintain orderly markets in certain High Yield Securities.

          Particular types of High Yield Securities may present special concerns. Some High Yield Securities in which the Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

          The Fund may purchase "illiquid securities," defined as securities which may not be disposed of in the ordinary course of business within seven days, and certain securities whose disposition is restricted by the securities laws. The Fund may also purchase securities of unseasoned companies defined as companies having a record of less than three years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business. The Fund may purchase "illiquid securities" and securities of unseasoned companies so long as no more than 10% of the Fund's net assets would be invested in such securities after giving effect to the purchase. Within this 10% limitation, the Fund will not invest more than 5% of its net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933, including restricted securities subject to resale pursuant to Rule 144A under the Securities Act of 1933. Illiquid securities at present are considered to include repurchase agreements maturing in more than seven days and certain over-the-counter options, to the extent described under "Options Transactions - OTC Options" in the Statement of Additional Information. Transactions in illiquid securities may involve relatively higher transaction costs.

          The Fund may invest in convertible securities. Convertible securities are generally preferred stocks or fixed income securities that are convertible into common stock at either a stated price or a stated rate. The price of the convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security may normally also provide a fixed income stream. For this reason, the convertible security may not decline in price as rapidly as the underlying common stock.

          The Adviser will select convertible securities to be purchased by the Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

          For temporary defensive purposes, the Fund may invest all of its assets in cash, high quality money market instruments and United States Government or agency securities. These investments may be retained by the Fund in amounts that assist the fund in engaging temporary defensive measures to avoid the effects of declining securities prices.

          The money market instruments in which the Fund may invest include United States Treasury Bills and other short term U.S. Government Securities, commercial paper rated A-3 or better by Standard & Poor's Corporation, commercial paper master notes and repurchase agreements. Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs. They permit a series of short-term borrowings under a single note. Borrowings under commercial paper master notes are payable in whole or in part at any time, may be prepaid in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjusted when such known lending rates change. There is no secondary market for commercial paper master notes. The Adviser will monitor the creditworthiness of the issuer of the commercial paper master notes.

          Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price. The Fund will not enter into repurchase agreements with entities other than banks or registered broker-dealers or invest over 25% of its net assets in repurchase agreements, except that no such limit applies when the Fund is investing for temporary defensive purposes. If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund will look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

          The Fund may lend its portfolio securities to broker-dealers under contracts calling for collateral in cash, U.S. Government securities or other high quality debt securities equal to at least the market value of the securities loaned. The Fund's performance will continue to reflect changes in the value of the securities loaned and will also receive either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail financially. The Fund will normally pay lending fees to the broker-dealer arranging the loan.


          The Fund may from time to time make short sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short at no added cost. Short sales expose the Fund to the risk that it will be required to purchase securities to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund.

          The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time ("forward commitments"). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. No income accrues to the purchaser of such securities prior to delivery.


          The Fund does not intend to place emphasis on short-term trading profits. The Fund's annual portfolio turnover rate generally will not exceed 75%. The annual portfolio turnover rate indicates changes in the Fund's portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year, by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year. The annual portfolio turnover rate may vary widely from year to year depending upon market conditions and prospects. High turnover (100% or more) in any year may result in the payment by the Fund from capital of above average amounts of brokerage commissions and could generate higher than normal short-term capital gains.

          The Fund will limit investments in American Depository Receipts of foreign issuers to 25% of its assets. Such investments may involve risks which are in addition to the usual risks inherent in investments in domestic issuers. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund's income without providing a tax credit for the Fund's stockholders. Although the Fund intends to invest in American Depository Receipts of foreign issuers domiciled in nations which the Fund's investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments relating to issuers domiciled in those nations.

          The Fund may invest in interest rate futures contracts and securities index futures contracts and options thereon ("futures options") that are traded on a United States or foreign exchange or board of trade for hedging purposes. There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

          The Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC, or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such non-hedging positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's total assets.

          The Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call options which is sold. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which permit immediate satisfaction of the Fund's obligation as write of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

          The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

            Under certain circumstances the Fund may (a) invest in warrants, (b) write covered call and put options or purchase put and call options, (c) temporarily borrow money from banks for emergency or extraordinary borrowings,
(d) pledge its assets to secure borrowings, (e) purchase securities of other investment companies, and (f) purchase and sell futures contracts and options thereon. A more complete discussion of the circumstances in which the Fund may engage in these activities is included in the Fund's Statement of Additional Information. Except for the investment policies listed in subparagraph (b),
(c), (d) and (f) of this paragraph, the investment objectives and the other policies described under this caption are not fundamental policies and may be changed without shareholder approval. Such changes may result in the Fund having investment objectives different from the objectives which the shareholder considered appropriate at the time of investment in the Fund. Shareholders will receive at least thirty days' prior written notice of any changes in the investment objectives of the Fund.

                             MANAGEMENT OF THE FUND


            As a Delaware business trust, the business and affairs of the Fund are managed under the direction of its Trustees. Under an investment advisory agreement (the "Agreement") with the Fund, Uniplan, Inc., 839 N. Jefferson Street, Milwaukee, Wisconsin 53202 (the "Adviser"), furnishes continuous investment advisory services and management to the Fund. In addition to the Fund, the Adviser is the investment adviser to individual and institutional clients with substantial investment portfolios. As of December 31, 1997, the Adviser and its affiliates managed approximately $292 million in assets. The Adviser was organized in 1985 and is currently controlled by Richard P. Imperiale, who is a director and the President of the Adviser.

            The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Trustees of the Fund may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Fund, will furnish office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Fund and maintaining its organization, and will pay the salaries and fees of all officers and Trustees of the Fund (except the fees paid to disinterested directors or Trustees who are affiliated with the Distributor). For the foregoing, the Adviser receives an annual fee of .60% on the first $500,000,000 of the Fund's average net assets,
 .50% of the next $500,000,000 of the Fund's average net assets and .40% of the Fund's average net assets in excess of $1,000,000,000. Such fee will be paid monthly. The Adviser may utilize a portion of the advisory fee to make solicitation payments in accordance with the Investment Advisers Act of 1940.

            Richard P. Imperiale, President of the Adviser since 1985, is primarily responsible for the day-to-day management of the Fund's portfolio. He has held this responsibility since the Fund commenced operations.
Mr. Imperiale also has served as the Chairman, Secretary and a Trustee of the Fund since it was organized.

            The Fund also has entered into an administration agreement (the "Administration Agreement") with Firstar Trust Company (the "Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202. Under the Administration Agreement, the Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares the Fund's financial statements and tax returns, prepares certain reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund's financial and accounting records and generally assists in all aspects of the Fund's operations. The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Fund a fee, paid monthly, based on the Fund's average net assets, plus certain out-of-pocket expenses. The fee varies when the Fund's average net assets exceed certain trigger points. Notwithstanding the foregoing, the Administrator's minimum annual fee is $20,000.

            Firstar Trust Company also provides custodial, transfer agency and accounting services for the Fund. Information regarding the fees payable by the Fund to Firstar Trust Company for these services is provided in the Statement of Additional Information.


            The Fund will pay all of its expenses not assumed by the Adviser or Rodman & Renshaw, Inc. ("Distributor"), including, but not limited to, the costs of preparing and printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expenses of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions. The Fund will also pay the fees of Trustees who are not officers of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of Fund assets, expenses of calculating the net asset value and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and Share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto. In addition to any reimbursement requirement required under the most restrictive applicable expense limitation of state securities commissions, the Distributor has agreed to reimburse the Fund for expenses in excess of 1.15% of its average net assets for Class A Shares and 1.90% of its average net assets for Class B Shares.

                        DETERMINATION OF NET ASSET VALUE

            The per Share net asset value of the Fund is determined by dividing the total value of its net assets (meaning its assets less its liabilities) by the total number of its Shares outstanding at that time. The net asset value is determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open for trading. This determination is applicable to all transactions in Shares of the Fund prior to that time and after the previous time as of which net asset value was determined. Accordingly, purchase orders accepted or Shares tendered for redemption prior to the close of regular trading on a day the New York Stock Exchange is open for trading will be valued as of the close of trading, and purchase orders accepted or Shares tendered for redemption after that time will be valued as of the close of the next trading day. Orders received by the Distributor from dealers or brokers after the net asset value is determined that day will be valued as of the close of the next trading day even if the orders were received by the dealer or broker from its customer prior to such determination. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

            Securities traded on any national stock exchange or quoted on the NASDAQ National Market System will be valued on the basis of the last sale price on the date of valuation or, in the absence of any sale on that date, the most recent bid price. Other portfolio securities will be valued at the most recent bid price, if market quotations are readily available. Certain of the Fund's holdings of debt securities are valued by a pricing service. Securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Trustees or pursuant to procedures adopted by the Trustees. Odd lot differentials and brokerage commissions will be excluded in calculating values.

                               PURCHASE OF SHARES

            Shares of the Fund are continuously offered through the Fund's principal underwriter, the Distributor, and through other firms which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

            There are two ways to purchase Shares: either (1) through your broker or dealer which has a dealer agreement or (2) by mailing an Account Application with payment, as described below under the heading "Direct Investment," to the Transfer Agent (if no dealer is named in the application, the Distributor may act as dealer).

            The Fund offers and sells two classes of Shares (Class A and Class
B) which may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase in the case of Class A Shares (the "initial sales charge alternative") or (ii) on a contingent deferred basis in the case of Class B Shares (the "deferred sales charge alternative"). Purchase payments for Class B Shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A Shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

            Except for purchases through the Auto Invest plan and tax-qualified programs referred to below, the minimum initial investment in the Fund is $2,500 and the minimum additional investment is $100. As discussed below, the minimum initial IRA investment is $250 and the minimum subsequent IRA investment is $100. For information about dealer commissions, see "Initial Sales Charge Alternative -- Class A Shares" and "Deferred Sales Charge Alternative -Class B Shares." Persons selling Fund shares may receive different compensation for selling Class A and Class B Shares. Normally Fund Shares purchased through participating brokers are held in the investor's account with that broker. No share certificates will be issued.

            DIRECT INVESTMENT: Investors who wish to invest in the Fund directly, rather than through a participating broker, may do so by completing the Account Application included with this Prospectus. All shareholders who open direct accounts with the Fund will receive from the Fund individual confirmations of each purchase, redemption, dividend or reinvestment of Fund Shares, including the total number of Fund Shares owned as of the confirmation date except that purchases which result from the reinvestment of dividends and/or distributions will be confirmed once each calendar quarter. See "Distributions" below. Information regarding direct investment or any other features or plans offered by the Fund may be obtained by calling 800-216-9785 or by calling your broker.

            PURCHASE BY MAIL: Investors who wish to invest directly may send a completed application form to:

                         The Jefferson Fund Group Trust
                           c/o Firstar Trust Company
                       Mutual Fund Services, 3rd Floor
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701

            Do not mail letters or applications by overnight courier to the post office address. Correspondence and applications mailed by overnight courier should be sent to:

                         The Jefferson Fund Group Trust
                           c/o Firstar Trust Company
                        Mutual Fund Services, 3rd Floor
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

            All applications must be accompanied by payment in the form of a check drawn on a U.S. bank payable to The Jefferson Fund Group Trust or by direct wire transfer. No cash will be accepted. Firstar Trust Company will charge a $20 fee against a shareholder's account for any payment check returned to the custodian. The shareholder will also be responsible for any loss suffered by the Fund as a result.

            Purchases are accepted subject to collection of checks at full value and conversion into federal funds. The purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

      Funds should be wired to:     Firstar Bank of Milwaukee, N.A.
                                    777 East Wisconsin Avenue
                                    Milwaukee, Wisconsin 53202
                                    ABA #0750-00022
                                    Firstar Trust MFS A/C #112-952-137
                                    Credit to:  The Jefferson Fund Group Trust
                                    [Your account number and title of account,
                                     if known]

            The establishment of a new account or any additional purchases for an existing account by wire transfer should be preceded by a phone call to Firstar Trust Company at (800) 216-9785 to provide information for the account. A properly signed Share purchase application marked "follow-up" must be sent for all new accounts opened by wire transfer. Applications are subject to acceptance by the Fund, and are not binding until so accepted. The Fund reserves the right to reject applications in whole or part.

            SUBSEQUENT PURCHASES OF SHARES: Subsequent purchases can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. The minimum subsequent purchase is $100. All payments should be made payable to The Jefferson Fund Group Trust and should clearly indicate the shareholder's account number. Checks should be mailed to, or funds wired to, the locations set forth above under "Purchase by Mail."

            AUTO INVEST: The Auto Invest plan provides for periodic investments into the shareholder's account with the Fund by means of automatic transfers of a designated amount from the shareholder's bank account. Investments may be made monthly, on the business day of a shareholder's choosing, and may be in any amount subject to a minimum of $100 per month. Further information regarding the Auto Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section of the Application that accompanies this Prospectus.

            FUND LINK: (Does not apply to shares held in broker "street name" accounts.) Fund Link ("Fund Link") connects your Fund account with a bank account. Fund Link may be used for subsequent purchases and for redemption and other transactions described under "How to Redeem." Purchase transactions are effected by electronic funds transfers from the shareholder's account at a U.S. bank or other financial institution that is an Automated Clearing House ("ACH") member. Investors may use Fund Link to make subsequent purchases of shares in amounts from $100 to $10,000. To initiate such purchases, call 800-216-9785. The Fund may accept telephone instructions from any person identifying himself as the owner of an account. The Fund may employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. The Fund will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions . Fund Link is normally established within 15 days of receipt of an Application by the Transfer Agent. Shares will be purchased on the regular business day the Transfer Agent receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the Shares will be purchased on the next regular business day. Most transfers are completed within three business days after you call to place the order.

          Fund Link privileges may be requested on the Account Application. To establish Fund Link on an existing account, complete the Supplemental Application with signatures guaranteed from all shareholders of record for the account. See "Signature Guarantee" under "General" below. Such privileges apply to each shareholder of record for the account unless and until the Transfer Agent receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Supplemental Application signed by all owners of record of the account, with all signatures guaranteed. The Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice.

                                    GENERAL

          Changes in registration or account privileges may be made in writing to Firstar Trust Company, the Fund's transfer agent (the "Transfer Agent"). Signature guarantees may be required. See "Signature Guarantee" below.

          All correspondence must include the account number and must be sent to:
          The Jefferson Fund Group Trust
          c/o Firstar Trust Company
          P.O. Box 701
          Milwaukee, Wisconsin 53201-0701

          Overnight or express mail should be directed to:

          The Jefferson Fund Group Trust
          c/o Firstar Trust Company
          615 East Michigan Street, 3rd Floor
          Milwaukee, Wisconsin 53202

          SIGNATURE GUARANTEE: When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Distributor reserves the right to reject any signature guarantee purchase to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Fund may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Prospectus.

          TDD SERVICE: Firstar Trust Company, the transfer agent, offers Telecommunication Device for the Deaf (TDD) services for hearing impaired shareholders. The dedicated number for this service is 1-800-684-3416.

                       ALTERNATIVE PURCHASE ARRANGEMENTS

          The alternative purchase agreements offered by the Fund enable the investor to choose the method of purchasing Fund shares that is most beneficial given the amount of the intended purchase, the length of time the investor expects to hold the Shares and other circumstances. Investors should consider whether, during the anticipated life of an intended investment in the Fund, the accumulated continuing distribution and servicing fees plus contingent deferred sales charges on Class B Shares would exceed the initial sales charges plus accumulated servicing fees on Class A Shares purchased at the same time, as well as the possibility that the anticipated higher yield of Class A Shares due to lower ongoing charges will offset the initial sales charge paid on such Shares.

          As an illustration, investors purchasing shares of sufficient value to qualify for sales charges of 1% or less might prefer the initial sales charge alternative (Class A) because similar reductions are not available on the contingent deferred sales charge for purchases under the deferred sales charge alternative (Class B). Moreover, all Shares acquired under the initial sales charge alternative are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per Share basis. Investors whose purchase will not qualify for reduced initial sales charges may nonetheless wish to consider the initial sales charge alternative if they expect to hold their shares for an extended period of time, because, depending on the number of years the investor holds the investment, the accumulated continuing distribution and servicing fees on Class B Shares would eventually exceed the initial sales charge plus the continuing servicing fee on Class A Shares during the life of such an investment. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A Shares is invested initially in Shares.

          Some investors might determine that it would be more advantageous to utilize the deferred sales charge alternative to have all purchase payments invested initially, although remaining subject to continuing distribution and servicing fees and being subject to contingent deferred sales charges.

          For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A and Class B Shares, see "Distributor and Distribution and Servicing Plans" below.

          INITIAL SALES CHARGE ALTERNATIVE --
          CLASS A SHARES

          Class A Shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below.

                                                             Discount or
                                                              Commission
                                   Sales Charge               to Dealers
                    Sales Charge    as % of the                  as % of
                     as % of Net         Public                   Public
                          Amount       Offering                 Offering
Amount of Purchase      Invested          Price                    Price
------------------  ------------     ----------               ----------

$0-$9,999                  5.82%          5.50%                    4.75%
$10,000-$24,999            4.71%          4.50%                    3.75%
$25,000-$49,999            3.63%          3.50%                    3.00%
$50,000-$99,999            2.56%          2.50%                    2.00%
$100,000-$499,999          1.52%          1.50%                    1.00%
$500,000-$999,999          1.01%          1.00%                    0.75%
$1,000,000 +                  0%1<F13>       0%1<F13>              0.25%1<F13>

1<F13>The Distributor will pay a 0.25% commission to dealers who sell amounts of $1,000,000 or more of the Fund's Class A Shares, which commission may be paid in installments over the course of the year following the purchase, and the Distributor may pay additional commissions, not exceeding 0.25% per year, to dealers, if the shares remain outstanding. The Distributor will not pay any commission upon the sale of Class A Shares to any of the purchasers described below under "Sales at Net Asset Value."

          The Fund receives the entire net asset value of its Class A shares sold to investors. The Distributor receives the sales charge shown above less any applicable discount or commission "reallowed" to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for the Fund during a particular period. A participating broker who receives a reallowance of 90% or more of the sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. During such periods as may from time to time be designated by the Distributor, the Distributor may pay selected participating dealers an additional 0.25% of the public offering price to each participating dealer which obtains purchase orders in amounts exceeding thresholds established by Distributor.

          Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

          Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A Shares.

          COMBINED PURCHASE PRIVILEGE. Investors may qualify for a reduced sales charge by combining purchases of the Class A Shares of the Fund into a "single purchase," if the resulting purchase totals at least $50,000. The term "single purchase" refers to: (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing Class A Shares of the Fund for his, her or their own account; (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. For further information, consult the Statement of Additional Information or call 1-800-216-9785 or your broker.

          CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchase of additional Class A shares of the Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

          (i)  the investor's current purchase;

          (ii) the value (at the close of business on the day of the current purchase) of all Class A Shares of the Fund held by the investor; and

          (iii) the value of all shares described in paragraph (ii) owned by another shareholder eligible to be combined with the investor's purchase into a "single purchase" as defined above under "Combined Purchase Privilege."

          For example, if you owned Class A Shares of the Fund worth $25,000 and wished to purchase Class A Shares of the Fund worth an additional $30,000, the sales charge for the $30,000 purchase would be at the 2.50% rate applicable to a single $55,000 purchase of shares of the Fund, rather than the 5.50% rate.

          An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. Upon such notification, the investor will receive the lowest applicable sales charge. The quantity discounts described above may be modified or terminated at any time.

          LETTER OF INTENT. An investor may also obtain a reduced sales charge by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A Shares of the Fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter. At the investor's option, a Letter of Intent may include purchases of Class A Shares of the Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted.

          Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Fund under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A Shares of the Fund, you and your spouse each purchase Class A Shares of the Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A Shares of the Fund to qualify for the 1.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in the Fund).

          A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

          If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A Shares of the Fund, you should complete the appropriate portion of the Account Application included with this Prospectus.
If you are a current Class A shareholder desiring to do so you can obtain a form of Letter of Intent by calling 800-216-9785 or any broker participating in this program.

          SALES AT NET ASSET VALUE. The Fund may sell its Class A Shares at net asset value without a sales charge: (1) to any Trustee or officer of the Fund;
(2) to any director or officer, or to any full-time employee or sales representative (who has acted as such for at least 90 days), of the Adviser or any subadviser hired by the Adviser, or of the Distributor; (3) to registered representatives and employees of broker/dealers with whom the Distributor has sales agreements; (4) to any qualified retirement plan for persons described above; (5) to any officer, director or employee of a corporate affiliate of the Adviser or the Distributor; (6) to any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or (5) above; (7) to employee benefit plans for employees of the Adviser, the Distributor and/or their corporate affiliates; (8) to any employee or agent who retires from the Adviser, the Distributor and/or a corporate affiliate of the Adviser or the Distributor; (9) to any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the investment, the plan, fund or foundation has assets of $5,000,000 or more or at least 100 participants; (10) to any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; or (11) any unallocated accounts held by any third party administrators, registered investment advisers, trust companies and bank trust departments which exercise discretionary authority and hold the accounts in fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts equal or exceed $1,000,000; provided that sales to persons listed in (1) through (11) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund. As described above, the Distributor will not pay any initial commission to dealers upon the sale of Class A Shares to the purchasers described in this paragraph.

          PARTICIPATING BROKERS. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund Shares. Some may establish higher minimum investment requirements than set forth above.
Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund Shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of Shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. This Prospectus should be read in connection with such firms' material regarding their fees and services.

          DEFERRED SALES CHARGE ALTERNATIVE --
          CLASS B SHARES

          Class B Shares are sold at their current net asset value without any initial sales charge. A contingent deferred sales charge ("CDSC") is imposed on Class B Shares if an investor redeems an amount which causes the current value of the investor's account for the Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the Shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor's purchase payments are invested in shares of the Fund.

          Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which a purchase payment for which an amount is being redeemed and the date such purchase payment was made. Purchases are subject to the CDSC according to the following schedule:

Year Since Purchase                         Percentage Contingent
Payment Was Made                            Deferred Sales Charge
-------------------                         ---------------------


First                                                           5
Second                                                          4
Third                                                           4
Fourth                                                          3
Fifth                                                           3
Sixth                                                           2
Seventh                                                         1
Eighth and Following                                            0

          In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected).

          The following example will illustrate the operation of the CDSC:

          Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B Shares of the Fund and that six months later the value of the investor's account for the Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from the Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the CDSC would be $100.

          In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B Shares in the shareholder's account with the Fund are aggregated, and the current value of all such Shares is aggregated. Any sales charges imposed on redemptions are paid to the Distributor.

          Except as described below, for sales of Class B Shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time the shareholder purchases Class B shares, of up to 1% (representing .75% distribution fees and .25% servicing fees) of the purchase amount. For sales of Class B shares made to participants making periodic purchases of not less than $100 through certain employers' non-qualified savings plans which are clients of a broker or dealer with which the Distributor has an agreement with respect to such plans, no payments are made at the time of purchase.

            WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC applicable to Class B Shares is currently waived for (i) any partial or complete redemption in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code of 1986, as amended (the "Code") from a qualified retirement plan, including a Keogh or IRA (a) upon attaining age 59 1/2,
(b) as part of a series of substantially equal periodic payments, or (c) in the case of an employer retirement plan, upon separation from service and attaining age 55; (ii) any partial or complete redemption in connection with a qualifying loan from an employer retirement plan; (iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA; (iv) any partial or complete redemption following death or disability (as defined in the Code) of a shareholder (including one who owns the Shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA; (vi) redemptions by trustees, officers and employees of The Jefferson Fund Group Trust and by directors, officers and employees of the Distributor and the Adviser; (vii) redemptions effected pursuant to the Fund's right to involuntarily redeem a shareholder's account if the aggregate net asset value of shares held in such shareholder's account is less than a minimum account size specified in this Prospectus; (viii) involuntary redemptions caused by operation of law; (ix) redemption of shares of the Fund that is combined with another fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (x) redemptions by a shareholder who is a participant making periodic purchases of not less than $100 through non-qualified savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases; (xi) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the administrator for which has an agreement with the Distributor with respect to such purchases; or (xii) certain periodic redemptions under a Systematic Withdrawal Plan from an account meeting certain minimum balance requirements, in amounts meeting certain maximums established from time to time by the Distributor. The Distributor may require documentation prior to waiver of the charge, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians certificates, etc.

            For more information about the CDSC, call 800-216-9785.

                                 HOW TO REDEEM

            Shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through Fund Link.

            A CDSC may apply to a redemption of Class B Shares. See "Purchase of Shares." Shares are redeemed at their net asset value next determined after a proper redemption request has been received, less any applicable CDSC. There is no charge by the Distributor (other than applicable CDSC) with respect to redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services. Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a regular business day and received by the Transfer Agent prior to the close of the Distributor's business day will be confirmed at the net asset value effective as of the closing of the Exchange on that day, less any applicable CDSC.

            DIRECT REDEMPTION: A shareholder's original Account Application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original Account Application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

            Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the third business day. In cases where shares have recently been purchased by personal check, redemption proceeds will be mailed upon the clearance of the personal check which may take up to 15 days or more. To avoid such delay, investors should purchase shares by certified or bank check or by wire transfer.

            WRITTEN REQUESTS. (Does not apply to shares held in broker "street name" accounts.) To redeem Shares in writing a shareholder must send the following items to: The Jefferson Fund Group Trust, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701: (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of Shares to be redeemed; (2) for certain redemptions described below, a guarantee of all signatures on the written request or, if required, as described under "Signature Guarantee"; and (3) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Redemption requests sent by overnight or express mail should be directed to: The Jefferson Fund Group Trust, c/o Firstar Trust Company, Mutual Fund Services, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Transfers of shares are subject to the same requirements. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all shareholders of record for the account, to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or by calling 1-800-216-9785 before submitting a request. If a redemption request is inadvertently sent to the Fund, it will be promptly forwarded to Firstar Trust Company, but the effective date of redemption will be delayed until the request is received by Firstar Trust Company. Requests for redemption by telegram and requests which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored. REDEMPTION OR TRANSFER REQUESTS WILL NOT BE HONORED UNTIL ALL REQUIRED DOCUMENTS IN THE PROPER FORM HAVE BEEN RECEIVED BY THE TRANSFER AGENT.

            Shareholders who have an IRA must indicate on their redemption requests whether or not to withhold federal income tax. Unless otherwise indicated, these redemptions, as well as redemptions of other investment plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

            If the proceeds of the redemption (i) exceed $50,000, (ii) are to be paid to a person other than the record owner, (iii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iv) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

            TELEPHONE REDEMPTIONS. (Does not apply to shares held in broker "street name" accounts.) The Fund accepts telephone requests for redemption of shares for amounts from $1,000 up to $50,000 within any 7 calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See "Signature Guarantee" under "General." Telephone redemptions will not be accepted during the 30-day period following any change in an account's record address.

            By completing an Account Application, an investor agrees that the Fund, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Fund accepting unauthorized telephone redemption requests for his account if the Fund reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Fund may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. The Fund will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

            A shareholder making a telephone redemption should call the Transfer Agent at 800-216-9785 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Fund business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day. If the redemption request is received after the closing of the New York Stock Exchange, the redemption is effected on the following Fund business day at that day's net asset value and the proceeds are usually sent to the investor on the second following Fund business day. The Fund reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

            FUND LINK REDEMPTIONS. (Does not apply to shares held in broker "street name" accounts.) If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 15 days of receipt of the Application by the Transfer Agent. To use Fund Link for redemptions, call the Transfer Agent at 800-216-9785. Subject to the limitations set forth above under "Telephone Redemptions," the Distributor, the Fund and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible for any loss or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Changes in bank account information must be made by completing a new Supplemental Application, signed by all owners of record of the account, with all signatures guaranteed. See "Signature Guarantee" under "General." See "Fund Link" under "Purchase of Shares" for information on establishing the Fund Link privilege. The Fund may terminate the Fund Link program at any time without notice to shareholders.

       EXPEDITED WIRE TRANSFER REDEMPTIONS.

(Does not apply to shares held in broker "street name" accounts.) If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by the Fund prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC) and normally the proceeds being sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Fund for up to 7 days if the Transfer Agent deems it appropriate under then current market conditions. Once authorization is on file, the Fund will honor requests by any person identifying himself as the owner of an account or the owner's broker by telephone at 800-216-9785 or by written instructions. The Fund cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. The Transfer Agent currently charges a $12.00 fee for each payment of redemption proceeds made by wire, which will be deducted from the shareholder's account. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $1,000.
The Fund reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e. paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to The Jefferson Fund Group Trust, c/o Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201 or via express mail or overnight courier to The Jefferson Fund Group Trust, c/o Firstar Trust Company, Mutual Fund Services, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. See "Signature Guarantee" under "General."

            SYSTEMATIC WITHDRAWAL PLAN. An investor who owns or buys shares of the Fund having a net asset value of $10,000 or more may open a Systematic Withdrawal Plan and have a designated sum of money (not less than $100) paid monthly to the investor or another person. Such a plan may be established by completing the appropriate section of the Supplemental Application. If a Systematic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See "Signature Guarantee" under "General." Shares of either class of the Fund are deposited in a plan account and all distributions are reinvested in additional shares of that class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. The CDSC applicable to Class B shares is waived for certain redemptions under a plan. See "Waiver of Contingent Deferred Sales Charges" under "Deferred Sales Charge Alternative -- Class B Shares" above.

            Redemptions for the purpose of withdrawals are ordinarily made on the business day preceding the day of payment at that day's closing net asset value and checks are mailed on the day after the day of payment selected by the shareholder in the Supplemental Application.
Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with Systematic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class B shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for the Fund while a Systematic Withdrawal Plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and a Systematic Withdrawal Plan at the same time. The cost of administering the Systematic Withdrawal Plans for the benefit of those shareholders participating in them is borne by the Fund as an expense of all shareholders. The Fund or the Distributor may terminate or change the terms of the Systematic Withdrawal Plan at any time.

            Because the Systematic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Fund and the Distributor make no recommendations or representations in this regard.

                               EXCHANGE PRIVILEGE


            A shareholder of the Fund may, without charge, exchange at net asset value any or all of an investment in the Fund for shares of the Firstar Money Market Fund (the "Money Market Fund"). This Exchange Privilege is a convenient way for shareholders to buy shares in a money market fund in order to respond to changes in their goals or market conditions. Before exchanging into the Money Market Fund, read its prospectus. To obtain the Money Market Fund prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-800-216-9785. There is no charge for exchange transactions which are requested by mail. The Transfer Agent may charge a $5.00 fee for each telephone exchange which will be deducted from the investor's account from which the funds are being withdrawn prior to effecting the exchange. Use of the Exchange Privilege is subject to the minimum purchase and redemption amounts set forth in the Prospectus for the Money Market Fund.

            This Exchange Privilege also permits shareholders of the Fund to make regular investments in an existing account with the Fund by redeeming shares from their Money Market Fund account. There is no charge for this service, but sales charges or CDSC may apply. These transactions must meet the minimum purchase amounts described herein for automatic investments.


            For purposes of the Exchange Privilege, exchanges into and out of the Money Market Fund will be treated as the same Class of shares owned of the Fund. For example, if an investor who owned Class A shares of the Fund moved an investment from the Fund to the Money Market Fund and then decided at a later date to move the investment back to the Fund, he or she would be deemed, once again, to own Class A shares of the Fund and may do so without the imposition of any additional sales charges, so long as the investment has been continuously invested in shares of the Money Market Fund during the period between withdrawal and re-investment. In addition, if an investor owned Class B shares of the Fund and exchanged those shares into the Money Market Fund, the CDSC would not be paid at the time of the exchange. Instead, the shares of the Money Market Fund would be deemed "Class B shares" for the purpose of determining the applicable holding period for payment of the CDSC, and for purposes of assessing the CDSC payable upon the sale of the exchanged shares, the holding period of the shares exchanged into the Money Market Fund will be added to the holding period of the original Class B shares. For example, suppose an investor purchased 100 Class B shares on January 1, 1998 and exchanged those shares into the Money Market Fund on June 1, 1998. Suppose further that the shareholder exchanged those same shares back into the Fund on February 1, 1999. For purposes of calculating the CDSC holding period as of February 1, 1999, the shareholder can include both the eight months in which he was a shareholder of the Money Market Fund as well as the five months in which he was a shareholder of the Fund. Thus, if the shareholder sold the 100 Class B shares on February 2, 1999, he would pay the CDSC applicable to shareholders that have held their shares for more than one year.

            With respect to Class B shares subject to a CDSC, if less than all of an investment is exchanged out of the Fund, shares subject to the lowest CDSC will be the first to be exchanged. In this regard, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earlier investment made in the Fund. Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

            All accounts opened as a result of using the exchange privilege must be registered in the same name and taxpayer identification number as a shareholder's existing account with the Fund. Remember that each exchange represents the sale of shares of one fund and the purchase of shares of another. Therefore, shareholders may realize a taxable gain or loss on the transaction. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. The Distributor is entitled to receive a fee from the Money Market Fund for certain support services at the annual rate of .02 of 1% of the average daily net asset value of the shares for which it is the holder or dealer of record. Because excessive trading can hurt the Fund's performance and shareholders, the Fund reserves the right to temporarily or permanently limit the number of exchanges or to otherwise prohibit or restrict shareholders from using the exchange privilege at any time, without notice to shareholders. In particular, a pattern of exchanges with a "market timing" strategy may be disruptive to the Fund and may thus be restricted or refused. The Fund also believes that excessive use of the exchange privilege is more than five exchanges per calendar year. The restriction or termination of the exchange privilege does not affect the rights of shareholders to redeem shares, as discussed herein under "How to Redeem."


           The Money Market Fund is managed by Firstar Investment Research and Management Company, an affiliate of Firstar Trust Company. The Firstar Funds, including the Money Market Fund, are unrelated to the Jefferson Fund Group Trust.

                DISTRIBUTOR AND DISTRIBUTION AND SERVICING PLANS

            Rodman & Renshaw is the principal underwriter of the Fund shares and in that capacity makes distribution and servicing payments to participating brokers in connection with the sale of Class B Shares, servicing payments for Class A Shares (in the case of Class A Shares, participating brokers are compensated based on the amount of the front-end sales charge, except in cases where Class A Shares are sold without a front-end sales charge) and, pursuant to a Distribution Agreement with respect to the Fund's Class A and Class B Shares, bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders.

            CLASS A SERVICING FEES: As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Fund and the maintenance of Class A shareholder accounts, the Fund pays the Distributor servicing fees of up to .25% annually (calculated as a percentage of the Fund's average daily net assets attributable to Class A Shares).

            CLASS B DISTRIBUTION AND SERVICING FEES: As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B Shares of the Fund and in connection with personal services rendered to Class B shareholders of the Fund and the maintenance of Class B shareholder accounts, the Fund pays the Distributor annual distribution and servicing fees of up to .75% and .25%, respectively, (calculated as a percentage of the Fund's average daily net assets attributable to Class B Shares).

            The Class A servicing fees and Class B servicing and distribution fees paid to the Distributor are made under Distribution and Servicing Plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

            The distribution fee applicable to Class B Shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B Shares of the Fund, including compensation to, any expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B Shares, printing of prospectuses and reports for other than existing Class B shareholders, advertising and preparation, printing and distribution of sales literature. The servicing fee, applicable to both Class A and Class B Shares of the Fund, may be spent by the Distributor on personal services rendered to shareholders of the Fund and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in the Fund's shares, who forward communications from the Fund to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Fund in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

            The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A and/or Class B Shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the Shares of the Fund or a particular class of Shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed .25% of the amount of any sale.

                                RETIREMENT PLANS

            The Fund offers the following retirement plans that may be funded with purchases of Shares and may allow investors to shelter some of their income from taxes:


            INDIVIDUAL RETIREMENT ACCOUNT ("IRA"). Individuals who receive compensation or earned income, even if they are active participants in a qualified retirement plan (or certain similar retirement plans), may establish their own tax-sheltered IRA. The Fund offers the Traditional IRA, the Roth IRA and the Education IRA. There is currently no charge for establishing an account, although there is an annual maintenance fee of $12.50. The minimum initial IRA investment is $250 and the minimum subsequent IRA investment is $100.


            SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA"). The Fund also offers a prototype SEP/IRA for employers, including self-employed individuals, who wish to purchase Shares with tax-deductible contributions. Under this plan, employer contributions are made directly to the IRA accounts of eligible participants.


            DEFINED CONTRIBUTION RETIREMENT PLAN (KEOGH OR CORPORATE PROFIT-SHARING AND MONEY-PURCHASE PLANS).
A prototype defined contribution retirement plan is available for employers, including self-employed individuals, who wish to purchase Shares with tax-deductible contributions.


            CASH OR DEFERRED 401(K) PLAN. A prototype cash or deferred 401(k) plan is available for employers who wish to allow employees to elect to reduce their compensation and have such amounts contributed to the plan.

            A description of applicable service fees and certain limitations on contributions and withdrawals, as well as application forms, are available from the Fund upon request. The IRA documents contain a disclosure statement which the Internal Revenue Service requires to be furnished to individuals who are considering adopting an IRA. Because a retirement program involves commitments covering future years, it is important that the investment objective of the Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan will result in adverse tax consequences. The amounts eligible for investment in retirement plans may change at any time due to changes in the Internal Revenue Code or any regulation promulgated thereunder.

                             DIVIDEND REINVESTMENT

            Shareholders may elect to have all income dividends and capital gains distributions reinvested or paid in cash, or to have dividends reinvested and capital gains distributions paid in cash or capital gains distributions reinvested and income dividends paid in cash. Shareholders having dividends and/or capital gains distributions paid in cash may choose to have such amounts automatically deposited to their checking or savings accounts. See the Share purchase application form included at the back of this Prospectus for further information. If a shareholder does not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional Shares calculated to the nearest 1,000th of a Share. Shares are purchased at the net asset value in effect on the business day after the dividend record date and are credited to the shareholder's account on the dividend payment date. Shareholders will be advised of the number of Shares purchased and the price following each reinvestment. An election to reinvest or receive dividends and distributions in cash will apply to all Shares registered in the same name, including those previously purchased. See "DIVIDENDS, DISTRIBUTIONS AND TAXES" for tax consequences.

            A shareholder may change an election at any time by notifying the Fund in writing. If such a notice is received between a dividend declaration date and payment date, it will become effective on the day following the payment date. The Fund may modify or terminate its dividend reinvestment program at any time on thirty days' written notice to participants.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

            The Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Pursuant to the requirements of the Code, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carry-over, to its shareholders annually so as to avoid paying income tax on its net investment income and net realized capital gains or being subject to a federal excise tax on undistributed net investment income and net realized capital gains. For federal income tax purposes, distributions by the Fund, whether invested in additional Shares or received in cash, will be taxable to the Fund's shareholders except those shareholders that are not subject to tax on their income.

            Shareholders will be notified annually as to the federal tax status of dividends and distributions. For federal income tax purposes, a shareholder's original cost for his Shares continues as his basis and on redemption his gain or loss is the difference between such basis and the redemption price. Distributions and redemptions may also be taxed under state and local tax laws which may differ from the Code.

            Dividends paid in cash by the Fund with respect to its Class A and Class B Shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the Shares in each class, except that dividends on Class B Shares are expected to be lower than dividends on Class A shares as a result of the distribution fee applicable to Class B Shares. Currently, the Fund declares and pays dividends quarterly and distributes capital gains annually.

            The foregoing is only a brief summary of some of the important federal income tax considerations generally affecting the Fund and its shareholders, is not intended as a substitute for careful tax planning and is based on tax laws and regulations which are in effect on the date of this Prospectus. Such laws and regulations may be changed by legislative or administrative action. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

                             BROKERAGE TRANSACTIONS

            The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of the Fund's portfolio securities. In placing purchase and sale orders for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided.

            The Agreement permits the Adviser to pay a broker which provides brokerage and research services to the Adviser a commission for effecting securities transactions in excess of the amount another broker would have charged for executing the transaction, provided the Adviser believes this to be in the best interests of the Fund. In effecting purchases and sales of the Fund's portfolio securities, the Adviser may replace orders with, and pay brokerage commissions to, the Distributor or investment dealers, if any, with which the Distributor executes sales agreements when it reasonably believes the commissions and the transaction quality are comparable to that available from other qualified brokers. In selecting among firms to handle a particular transaction, the Adviser may take into account whether the firm has sold, or is selling, shares of the Fund.

                               CAPITAL STRUCTURE

            The Fund's authorized capital consists of an unlimited number of Shares. Shareholders are entitled: (i) to one vote per full Share; (ii) to such distributions as may be declared by the Fund's Trustees out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the Shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees. Consequently, the holders of more than 50% of the Shares voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any persons as Trustees. The Fund does not anticipate holding an annual meeting in any year in which the election of Trustees is not required to be acted on by shareholders under the Investment Company Act of 1940. The Fund's Trust Instrument contains provisions for the removal of Trustees by the shareholders.

            The Shares are redeemable and are transferable. All Shares issued and sold by the Fund will be fully paid and nonassessable. Fractional Shares entitle the holder to the same rights as whole Shares. Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Fund's transfer agent and dividend disbursing agent.

            The Fund will not issue certificates evidencing Shares purchased. Each shareholder's account will be credited with the number of Shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of Shares.

            Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of Shares, each of which shall be authorized to issue an unlimited number of Shares. In addition, the Trustees may, without obtaining any prior authorization or vote of shareholders, redesignate or reclassify any issued Shares of any series. In the event that more than one series is established, each Share outstanding, regardless of series, would still entitle its holder to one (1) vote. As a general matter, Shares would be voted in the aggregate and not by series, except where class voting would be required by the Investment Company Act of 1940 (e.g., change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of Shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series' share of the general liabilities of the Fund in the proportion that the total net assets of the series bear to the total net assets of all series. The net asset value of a Share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Shares of any series only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of the Fund, the shareholders of each series would be entitled, out of the assets of the Fund available for distribution, to the assets belonging to that series.

            The Fund's Trust Instrument contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. The Trust Instrument provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.

            The Trust Instrument further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                              SHAREHOLDER REPORTS

            Shareholders will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends October 31st, with an annual report containing audited financial statements. Shareholders who have questions about the Fund should write to: The Jefferson Fund Group Trust, c/o Firstar Trust Company, Mutual Funds Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Overnight and express mail should be sent to: The Jefferson Fund Group Trust, c/o Firstar Trust Company, Mutual Fund Services, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Questions about individual accounts may be directed toll free to Firstar Trust Company at (800) 216-9785.

                            PERFORMANCE INFORMATION

            The Fund may provide from time to time in advertisements, reports to shareholders and other communications with shareholders its average annual compounded rate of return as well as its total return and cumulative total return. An average annual compounded rate of return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. Total return and cumulative total return similarly reflect net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of the Fund for the stated period, assuming the reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. Total return figures are not annualized or compounded and represent the aggregate percentage of dollar value change over the period specified. Cumulative total return reflects the Fund's total return since inception. An investor's principal in the Fund and the Fund's return are not guaranteed and will fluctuate according to market conditions.

            The Fund may compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as reported by Value Line, Weisberger's Encyclopedia of Institutional Funds, Lipper Analytical Services, Inc., Morningstar, Inc., Money Manager Review, Money, Forbes, Business Week and Barron's magazines, The Wall Street Journal and Investor's Business Daily. (Value Line, Lipper Analytical Services, Inc., Morningstar, Inc. and Money Manager Review are independent fund ranking services that rank mutual funds based upon total return performance.) The Fund may also compare its performance to the Dow Jones Industrial Average, NASDAQ Composite Index, NASDAQ Industrials Index, Value Line Composite Index, the Standard & Poor's 500 Stock Index and the Consumer Price Index. Such comparisons may be made in advertisements, shareholder reports or other communications to shareholders.

                                   APPENDIX A
                       DESCRIPTION OF SECURITIES RATINGS
                       ---------------------------------

            As set forth under the caption "INVESTMENT OBJECTIVES AND POLICIES," the Fund may invest a portion of its total assets in publicly distributed debt securities assigned one of the six highest ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Services, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows.

            STANDARD & POOR'S DEBT RATINGS:
            ------------------------------
A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

            The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

            The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

            The ratings are based, in varying degrees, on the following considerations:

            I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

            II.   Nature of and provisions of the obligation;

            III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights;

            AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

            AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

            A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

            BBB -- Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

            BB, B -- Debt rated BB and B are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            MOODY'S BOND RATINGS:
            --------------------

            Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa - Bonds which are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

            A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

(JEFFERSON GROWTH & INCOME FUND LOGO)

PURCHASE APPLICATION

Send completed application to: The Jefferson Fund Group Trust, c/o Mutual Fund Services
Mail address: P.O. Box 701, Milwaukee, WI 53201-0701
Overnight courier address: 615 East Michigan St., Milwaukee, WI 53202

1. INVESTOR NAME

[ ] Individual:

------------------------------------------------------------------------------
Name                                                  Birth date

-------------------------   ------------------------   -----------------------
Social Security No.         Citizen of [ ] U.S.        [ ] Other

[ ] Joint owner:

------------------------------------------------------------------------------
Name                                                  Birth date

-------------------------   ------------------------   -----------------------
Social Security No.         Citizen of [ ] U.S.        [ ] Other

[ ] Gift to minor:

------------------------------------------------------------------------------
Name of Custodian

------------------------------------------------------------------------------
Minor's Name                                          Birth date

-------------------------   ------------------------   -----------------------
Social Security No.         Citizen of [ ] U.S.        [ ] Other

[ ] Corporation, partnership, or other entity (A corporate resolution is required).

------------------------------------------------------------------------------
Name of entity

------------------------------------------------------------------------------
Taxpayer Identification Number


2. MAILING ADDRESS.


------------------------------------------------------------------------------
Street, Apt.                                    City/State/Zip

(       )
------------------------------------------------------------------------------
Daytime phone

SEND DUPLICATE STATEMENT TO:

(       )
------------------------------------------------------------------------------
Daytime phone

------------------------------------------------------------------------------
Street, Apt.                                    City/State/Zip

3. INVESTMENT, PAYMENT FOR INITIAL PURCHASE AND DISTRIBUTION. The minimum initial investment is $2,500 for shares of Jefferson Growth and Income Fund. Minimum additions to the Fund are $100.

My initial investment is $------------------.

My investment is being sent

[ ] by check.  (Payable to Jefferson Growth and Income Fund).

[ ] by wire. (The establishment of a new account by wire transfer should be preceded by a telephone call to Firstar Trust Company at 1-800-216-9785 to provide information for the setting up of the account. Please see the prospectus for complete Federal wire instructions. A completed share purchase application must also be sent to The Jefferson Fund Group Trust at the above address immediately following the investment.)

I am selecting the following Class of Shares:
[ ] Class A Shares (Initial sales charge).
[ ] Class B Shares (Contingent deferred sales charge).

I am choosing the following Distribution Option (If no dividend option is checked, dividends and capital gains will be reinvested):
[ ] Capital gains and dividends reinvested
[ ] Capital gains reinvested and dividends in cash*<F1>
[ ] Capital gains in cash*<F1> and dividends reinvested
[ ] Capital gains and dividends in cash*<F1>

*<F1>If you would like your cash payments automatically deposited to your checking or savings account, please check this box [ ]. Also check "Fund Link Redemption" box and provide appropriate bank information in item 5 (Telephone Options) on the reverse side of this form.

4. LETTER OF INTENT. (This option available for Class A shares only). I agree to the Letter of Intent conditions stated in the current prospectus. I intend to invest within a 13-month period beginning on ------------------ (initial purchase date) in shares of the Fund purchased with this application, an aggregate amount which, together with the value of shares of the Fund owned by me on the initial purchase date, will be at least equal to:
 [ ] $50,000   [ ] $100,000   [ ] $500,000   [ ] $1,000,000   [ ] $3,000,000
(If no date is specified, the initial purchase date will be the date of this purchase).

5.TELEPHONE OPTIONS. You will automatically have certain telephone exchange and redemption privileges described below for yourself and your dealer representative, unless you decline such privileges below.
[ ] Telephone Redemption. The proceeds will be mailed to the address of record or deposited to your bank account. $1,000 minimum/$50,000 maximum telephone redemption. (Complete bank account information below).
[ ] Fund Link Redemption*<F2>. Permits the liquidation of my shares with proceeds electronically sent to your bank account. (Complete bank account information below).
[ ] Fund Link Purchase*<F2>. Permits the purchase of shares using your bank account to clear the transaction. (Complete bank account information below).
[ ] I do not wish to allow telephone transactions on my accounts.


------------------------------------------------------------------------------
Name of bank account

------------------------------------------------------------------------------
Bank name                                        Account number

------------------------------------------------------------------------------
Bank address                                    City/State/Zip
*<F2>For Fund Link options, your signed application must be received at least 15 business days prior to initial transaction. To assure proper crediting/debiting of your bank account, please attach a voided check or deposit slip.


6. AUTOMATIC INVESTMENT PLAN. Please start my Automatic Investment Plan as described in the Prospectus beginning (month) ---------------- (year) ------- . I hereby instruct Firstar Trust Company, Transfer Agent for The Jefferson Fund Group Trust, to automatically transfer $------------- (minimum $100) directly from my checking, NOW, or savings account named below on the -------- day of each month or the first business day thereafter. I understand that I will be assessed a $20 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason.


------------------------------------------------------------------------------
Name(s) on bank account

------------------------------------------------------------------------------
Bank name                                        Account number

------------------------------------------------------------------------------
Bank address                                    City/State/Zip

------------------------------------------------------------------------------
Signature of bank account owner                 Signature of joint owner

Your signed application must be received at least 15 business days prior to initial transaction/ An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your application.


7. SIGNATURES AND CERTIFICATION. I am (we are) of legal age, have received and read the Prospectus, and agree to the terms therein. I (we) certify that (1) the Social Security or Taxpayer Identification Number provided above is correct and (2) that the IRS has never notified me (us) that I am (we are) subject to 31% backup withholding.



------------------------------------------------------------------------------
Signature of individual                          Date

------------------------------------------------------------------------------
Signature of joint owner                         Date

------------------------------------------------------------------------------
Signature of authorized officers, partners, trustees or others       Date


8.DEALER INFORMATION. (Please be sure to complete representative's first name and middle initial).

------------------------------------------------------------------------------
Dealer name

DEALER HEAD OFFICE

------------------------------------------------------------------------------
Address

------------------------------------------------------------------------------
City/State/Zip

------------------------------------------------------------------------------
Telephone number

REPRESENTATIVE'S BRANCH OFFICE

------------------------------------------------------------------------------
Address

------------------------------------------------------------------------------
City/State/Zip

------------------------------------------------------------------------------
Telephone number                           Rep's A.E. number

 (JEFFERSON GROWTH & INCOME FUND LOGO)

SUPPLEMENTAL APPLICATION

This supplemental application may be used to add special investment options described in the Prospectus.
It must be accompanied by a completed purchase application if an account has not been established.
Send completed application to: The Jefferson Fund Group Trust, c/o Mutual Fund Services
Mail address: P.O. Box 701, Milwaukee, WI 53201-0701
Overnight courier address: 615 East Michigan St., Milwaukee, WI 53202

1. ACCOUNT REGISTRATION ADDRESS.


------------------------------------------------------------------------------
Investor name                                   Social Security number

------------------------------------------------------------------------------
Account number (if existing account)            Daytime phone number (Area code)

------------------------------------------------------------------------------
Address                                          City/State/Zip

2. AUTOMATIC INVESTMENT PLAN. Please start my Automatic Investment Plan as described in the Prospectus beginning
(month) ----------------- (year) ------ . I hereby instruct Firstar Trust Company, Transfer Agent for The Jefferson Fund Group Trust, to automatically transfer $------------- (minimum $100) directly from my checking, NOW, or savings account named below on the ----------- day of each month or the first business day thereafter. I understand that I will be assessed a $20 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason.


------------------------------------------------------------------------------
Name(s) on bank account

------------------------------------------------------------------------------
Bank name                                        Account number

------------------------------------------------------------------------------
Bank address                                    City/State/Zip

------------------------------------------------------------------------------
Signature of bank account owner                 Signature of joint owner

Your signed application must be received at least 15 business days prior to initial transaction. AN UNSIGNED VOIDED CHECK (FOR CHECKING ACCOUNTS) OR A SAVINGS ACCOUNT DEPOSIT SLIP IS REQUIRED WITH YOUR APPLICATION.

3. SYSTEMATIC WITHDRAWALS. A balance of at least $10,000 is required for this option.
I would like to withdraw from Jefferson Growth & Income Fund $------------- ($100 minimum) as follows:

[ ]I would like to have payments made to me on or about the -----th day of each month, OR
[ ]I would like to have payments made to me on or about the -----th day of the months that I have circled below:

Jan.  Feb.  Mar.  Apr.  May   June   July   Aug.   Sept.   Oct.   Nov.   Dec.

[ ]I would like to have my payments automatically deposited to my checking or savings account. I have attached a voided check or deposit slip. (A check will be mailed to the above Account registration address if this box is not checked)

4.TELEPHONE OPTIONS. You will automatically have certain telephone exchange and redemption privileges described below for yourself and your dealer representative, unless you decline such privileges below.

[ ]Telephone Redemption. The proceeds will be mailed to the address of record or deposited to your bank account.
$1,000 minimum/$50,000 maximum telephone redemption. (Complete bank account information below).

[ ]Fund Link Redemption*<F3>. Permits the liquidation of my shares with proceeds electronically sent to your bank account.
(Complete bank account information below).

[ ]Fund Link Purchase*<F3>. Permits the purchase of shares using your bank account to clear the transaction.
(Complete bank account information below).

[ ]I do not wish to allow telephone transactions on my accounts.


------------------------------------------------------------------------------
Name of bank account

------------------------------------------------------------------------------
Bank name                                        Account number

------------------------------------------------------------------------------
Bank address                                    City/State/Zip

*<F3>For Fund Link options, your signed application must be received at least 15 business days prior to initial transaction.
To assure proper crediting/debiting of your bank account, please attach a voided check or deposit slip.

5. SIGNATURES.  Please sign exactly as your name(s) appear(s) on your account.

------------------------------------------------------------------------------
Signature                                                           Date

------------------------------------------------------------------------------
Joint owner signature (if any)     Title (if officer, trustee, custodian, etc)

------------------------------------------------------------------------------
Date

------------------------------------------------------------------------------
Signature(s) guaranteed by

(A guarantee is required to add telephone options to existing accounts. Your signature should be guaranteed by your banker or broker-dealer. A notary public is not acceptable.)

(JEFFERSON GROWTH & INCOME FUND LOGO)

INDIVIDUAL RETIREMENT ACCOUNT (IRA) APPLICATION

Send completed application to: The Jefferson Fund Group Trust, c/o Firstar Trust Company
Mail address: P.O. Box 701, Milwaukee, WI 53201-0701
Overnight courier address: 615 East Michigan St., Milwaukee, WI 53202

------------------------------------------------------------------------------
1. INVESTOR INFORMATION.

------------------------------------------------------------------------------
Investor name                                   Daytime phone

------------------------------------------------------------------------------
Address                                         City/State/Zip

------------------------------------------------------------------------------
Social Security number                          Birth date

2. BENEFICIARY DESIGNATION (OPTIONAL). If no beneficiary is named, in the event of your death your IRA will be payable to your estate.

------------------------------------------------------------------------------
Beneficiary name                                Relationship

------------------------------------------------------------------------------
Address                                         City/State/Zip

------------------------------------------------------------------------------
Social Security number                          Birth date


3. TYPE OF IRA. (Please select only one of the following account types)
[ ] Individual Retirement Account ($250 minimum)
[ ] Rollover IRA
[ ] SEP IRA
[ ] SIMPLE IRA (Must be accompanied by IRSforms 5305 SA and 5304 SIMPLE)
[ ] Roth IRA
[ ] Conversion Roth IRA (only available to individuals with single or joint
    Adjusted Gross Income of $100,000 or less).
    Year of Conversion -------- (Year in which traditional IRA was converted to a Roth IRA.)

4. INVESTMENT CHOICES. Total Investment $------------------
Fill in the amount or percentage of the total to be invested in each Fund (Minimum investment is $250 per fund.)
                                                Amount              Percentage
[ ] Jefferson Growth & Income Fund Class A      $-----------------  ---------%
[ ] Jefferson Growth & Income Fund Class B      $-----------------  ---------%
[ ] Firstar Money Market Fund Class A           $-----------------  ---------%
[ ] Firstar Money Market Fund Class B           $-----------------  ---------%

5. TYPE OF CONTRIBUTION. (Please select one of the following types of contributions)
[ ] Yearly Contribution for Tax Year -------- (If prior year, must be mailed on or before April 15th).
[ ] Transfer (assets are a direct transfer from previous custodian). Please attach transfer form.
[ ] Rollover assets (You had physical receipt of assets for less than 60 days) from previous IRA.
[ ] Direct Rollover of Assets from your employer sponsored plan (you did not have receipt of assets). Please indicate previous account type. (Direct rollovers not allowed into a Roth IRA.)

--- Corporate   --- Pension Plan   --- Profit Sharing Plan   --- 401(k)   ---
403(b)   --- Other (please specify)-----------------------
[ ] Rollover Roth (Rollover of Traditional IRA to Conversion Roth IRA).


6.SIGNATURES. I adopt the Jefferson Growth and Income Fund Individual Retirement Account and appoint Firstar Trust Company to perform custodial and other administrative services specified in the IRA Custodial Agreement. I have received and read the Prospectus for the Fund and have read and understood the IRA Custodial Agreement and Disclosure Statement. I certify under penalties of perjury that my Social Security number (above) is correct, and that I am of legal age. If I am opening this IRA with a distribution from an employer-sponsored retirement plan or another individual retirement account, I certify that the distribution qualifies as a rollover contribution. I understand that the fees relating to my IRA may be separately billed or collected by redeeming sufficient shares from my Fund account balance. I agree to provide the Internal Revenue Service with information as required. I further agree to follow all of the terms and conditions of the IRA Custodial Agreement.


------------------------------------------------------------------------------
Signature                                                           Date
Appointment as custodian accepted:

------------------------------------------------------------------------------
Firstar Trust Company                                               Date

7.DEALER INFORMATION. (Please be sure to complete representative's first name and middle initial).


------------------------------------------------------------------------------
Dealer name

DEALER HEAD OFFICE

------------------------------------------------------------------------------
Address

------------------------------------------------------------------------------
City/State/Zip

------------------------------------------------------------------------------
Telephone number

REPRESENTATIVE'S BRANCH OFFICE

------------------------------------------------------------------------------
Address

------------------------------------------------------------------------------
City/State/Zip

------------------------------------------------------------------------------
Telephone number                             Rep's A.E. number

(JEFFERSON GROWTH & INCOME FUND LOGO)

INDIVIDUAL RETIREMENT ACCOUNT (IRA) TRANSFER FORM

Use this form to transfer assets from an existing IRA to the Jefferson Growth and Income Fund. Please call 800-216-9785 if you have any questions.
Send completed application along with your IRA application or existing Jefferson Growth and Income Fund account number to: The Jefferson Fund Group Trust, c/o Firstar Trust Company.
Mail address: P.O. Box 701, Milwaukee, WI 53201-0701
Overnight courier address: 615 East Michigan St., Milwaukee, WI 53202

------------------------------------------------------------------------------
1. INVESTOR INFORMATION.

------------------------------------------------------------------------------
Investor name                                   Social Security number

------------------------------------------------------------------------------
Address                                         City/State/Zip

------------------------------------------------------------------------------
Daytime phone                                   Evening phone

2. PLEASE TRANSFER MY IRA FROM.

------------------------------------------------------------------------------
Name of current custodian (bank, mutual fund, etc.)

------------------------------------------------------------------------------
Address                                         City/State/Zip

------------------------------------------------------------------------------
Acc't No. or Certificate of Deposit (CD)        Maturity date (if applicable)

If Certificate of Deposit, please transfer [ ] immediately     [ ] at maturity


3. PLEASE CHECK ONE: (If you are opening a new account, you will need to accompany this form with a completed IRA Application).

[ ] Open a new*<F1> Jefferson Growth & Income Fund.
   *<F1>If you are opening a new account, this form must be accompanied by a completed IRA Application

[ ] IRA
[ ] Rollover IRA
[ ] SEP-IRA
[ ] SIMPLE
[ ] Roth IRA
[ ] **<F2>Conversion Roth IRA
      Year Established --------- (Year in which traditional IRA was converted to a Roth IRA.)

**<F2>Only available to individuals with single or joint Adjusted Gross Income of $100,000 or less.

[ ] Invest in my existing Jefferson Growth & Income Fund.

                   Account #

[ ] IRA           ------------------
[ ] Rollover IRA  ------------------
[ ] SEP-IRA       ------------------
[ ] SIMPLE        ------------------
[ ] Roth IRA      ------------------
[ ] **<F2>Conversion Roth IRA -----------------------------

                                 Account #           Investment
                                 if applicable       Amount or       Percentage
[ ] Jefferson Growth
    & Income Fund Class A        ------------        $----------     ---------%
[ ] Jefferson Growth & Income
     Fund Class B                ------------        $----------     ---------%
[ ] Firstar Money Market
    Fund Class A                 ------------        $----------     ---------%
[ ] Firstar Money Market
    Fund Class B                 ------------        $----------     ---------%

------------------------------------------------------------------------------
4. CONVERSION OF TRADITIONAL IRA TO ROTH IRA.
[ ] Check here if you are distributing assets from a traditional IRA with the intention of establishing a conversion Roth IRA.


5. SIGNATURES. (exactly as registered)

To current Custodian: Please consider this your authority to sell [ ] all of my assets or [ ] $-------- of my assets in the account identified in section 2 above and prepare a check to The Jefferson Growth and Income Fund. It is my intention to transfer these assets to the above-named fund, for which Firstar Trust Company acts as Custodian. I understand a check will be sent regular mail unless I inform you to send the proceeds via an alternative method. I certify that I have received and read the prospectus for the fund into which I am transferring my IRA. Thank you for your prompt handling.

------------------------------------------------------------------------------
Signature                                                           Date

------------------------------------------------------------------------------
Signature guarantee                                                 Date

------------------------------------------------------------------------------
Signature(s) guaranteed by

(A guarantee is required to add telephone options to existing accounts. Your signature should be guaranteed by your banker or broker-dealer. A notary public is not acceptable.)

6. ACCEPTANCE. (This portion is to be completed by Firstar Trust Company, Trustee/Custodian for the Jefferson Growth and Income fund).

Please be advised that Firstar Trust Company has been appointed to serve as successor custodian of this IRA. Please send the check or Federal Wire representing the liquidation of the investments indicated above along with a copy of this form to identify the check as a transfer of assets to: The Jefferson Fund Group Trust, c/o Firstar Trust Company.
Mail address: P.O. Box 701, Milwaukee, WI 53201-0701
Overnight courier address: 615 East Michigan St., Milwaukee, WI 53202


------------------------------------------------------------------------------
Accepted by


(JEFFERSON GROWTH & INCOME FUND LOGO)
EDUCATION IRA APPLICATION

Mail To:                               Overnight Express Mail To:
Jefferson Growth & Income Fund         Jefferson Growth & Income Fund
c/o Firstar Trust Company              c/o Firstar Trust Company
Mutual Fund Services                   Mutual Fund Services
P.O. Box 701                           615 E. Michigan St., 3rd Floor
Milwaukee, WI 53201-0701               Milwaukee, WI 53202-5207

------------------------------------------------------------------------------
1. ACCOUNT HOLDER. (Beneficiary of Account)

-------------------------------------  -----  --------------------------------
FIRST NAME                              M.I.  LAST NAME

--------------------------------------------  --------------------------------
ADDRESS                                       CITY/STATE/ZIP

--------------------------------------------
PHONE NUMBER
--------------------------------------------  --------------------------------
SOCIAL SECURITY #                             BIRTHDATE (Mo/Dy/Yr)

------------------------------------------------------------------------------
2. LEGALLY RESPONSIBLE PARTY. (If Account Holder is under age 18)

-------------------------------------  -----  --------------------------------
FIRST NAME                             M.I.   LAST NAME

--------------------------------------------  ---------------------------------
ADDRESS (IF DIFFERENT FROM ACCOUNT HOLDER)    CITY/STATE/ZIP

-------------------------------------------  ----------------------------------
DAYTIME PHONE NUMBER                          RELATIONSHIP

[ ] Check this box if the responsible party wishes to continue to control the account after the Account Holder attains age of majority in his/her state in accordance with the terms described in the optional portion of Article VI of the Educational Individual Retirement Custodial Account agreement.

------------------------------------------------------------------------------
3. TYPE OF EDUCATION IRA. (Check one)
[ ] Education Individual Retirement Account (Minimum contribution $250. Maximum contribution $500 per account holder per year.)
   For Tax Year 19----.
[ ] Rollover Account. If Rollover Account, please specify the type of Rollover.
               [ ] Own Education IRA to Own Education IRA.
               [ ] Qualifying Family Member's Education IRA to Account Holder's
                    Education IRA.
[ ] Transfer Account -- Check this box if assets are a direct transfer from current Education IRA custodian (you will not have personal receipt of assets) and complete an Education IRA Transfer Form.

------------------------------------------------------------------------------
4.YOUR INVESTMENT INSTRUCTIONS.
Fill in the amount to be invested in the Fund (Minimum investment per Fund
$250.)
($500 maximum investment per year.)
                                                Amount
[ ]Jefferson Growth & Income Fund Class A       $-----------------
[ ]Jefferson Growth & Income Fund Class B       $-----------------
[ ]Firstar Money Market Fund Class A            $-----------------
[ ]Firstar Money Market Fund Class B            $-----------------

------------------------------------------------------------------------------
5.ACKNOWLEDGEMENT AND SIGNATURES.
I adopt the Jefferson Growth and Income Fund Education IRA and appoint Firstar Trust Company to act as custodian and perform administrative services. I have received and read the Prospectus for the Fund(s) in which my account will be invested, and have read and understand the IRA Custodial Agreement and Disclosure Statement. I certify under penalties of perjury that my Social Security Number (above) is correct. I understand that the Custodian will charge fees that are shown in the Disclosure Statement (or any update thereto) and they may be separately billed or collected by redeeming sufficient shares from my Fund(s) account balance. I will supply the Internal Revenue Service with information as to any taxable year as required unless filed by the Custodian.

If the Account Holder is not of legal age, I certify that I am the Legally Responsible Party for the Account Holder named above. I consent to all the terms and conditions of this Education IRA on behalf of the Account Holder (including the terms and conditions of the preceding paragraph), and I certify that I am authorized to take any and all actions with respect to the Account Holder's Education IRA, and that such actions shall be binding and nonvoidable.

I certify that if I am not a responsible individual with respect to the account holder, that I have obtained a responsible individual's consent to the terms of the aforegoing.

---------------------------------------------------------
DEPOSITOR/LEGALLY RESPONSIBLE INDIVIDUAL SIGNATURE

I have read, accept and incorporate the Custodial Agreement and Disclosure Statement herein, by reference. I appoint Firstar Trust Company or its successors, as Custodian of the account(s).

--------------------------------------------------   --------------------------
FIRSTAR TRUST COMPANY AUTHORIZED SIGNATURE                   DATE

Appointment as custodian accepted:
FIRSTAR TRUST COMPANY


                              P R O S P E C T U S

                         THE JEFFERSON FUND GROUP TRUST

                              JEFFERSON GROWTH AND
                                  INCOME FUND

                                 A MUTUAL FUND
                               SEEKING LONG-TERM
                            CAPITAL APPRECIATION AND
                                 CURRENT INCOME

                               BOARD OF TRUSTEES
                               Lawrence Kujawski
                              Milwaukee, Wisconsin

                               Richard Imperiale
                              Milwaukee, Wisconsin

                                   F.L. Kirby
                               Chicago, Illinois

                                  John Komives
                              Milwaukee, Wisconsin

                               J. Michael Borden
                               Delavan, Wisconsin

                                 Dennis Lasser
                              Binghamton, New York

                                  James Stanko
                          Rancho Santa Fe, California

                           CUSTODIAN, TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                             FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                            INDEPENDENT ACCOUNTANTS
                            KPMG PEAT MARWICK L.L.P.
                          777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                                  Suite 3300
                            330 North Wabash Avenue
                            Chicago, Illinois 60611

                                  DISTRIBUTOR
                             RODMAN & RENSHAW, INC.
                               233 S. Wacker Drive
                            Chicago, Illinois 60606

                               INVESTMENT ADVISER
                                  UNIPLAN, INC.
                           839 North Jefferson Street
                           Milwaukee, Wisconsin 53202

                         THE JEFFERSON FUND GROUP TRUST

                                 (800) 216-9785


STATEMENT OF ADDITIONAL INFORMATION                          February 28, 1998


                         THE JEFFERSON FUND GROUP TRUST
                        JEFFERSON GROWTH AND INCOME FUND

          This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of The Jefferson Fund Group Trust's Jefferson Growth and Income Fund dated February 28, 1998. Requests for copies of the Prospectus should be made in writing to The Jefferson Fund Group Trust, c/o Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by calling (800) 216-9785.


                         THE JEFFERSON FUND GROUP TRUST
                        JEFFERSON GROWTH AND INCOME FUND
                               Table of Contents

                                                              Page No.
                                                              --------
INVESTMENT RESTRICTIONS                                              1
INVESTMENT CONSIDERATIONS                                            5
CONTINGENT DEFERRED SALES CHARGE (CLASS B SHARES) AND INITIAL
  SALES CHARGE (CLASS A SHARES)                                     23
EXCHANGE PRIVILEGE                                                  23
DISTRIBUTOR AND DISTRIBUTION AND SERVICING PLANS                    24
TRUSTEES AND OFFICERS OF THE FUND                                   27
INVESTMENT ADVISOR, ADMINISTRATOR, CUSTODIAN, TRANSFER
  AGENT AND ACCOUNTING SERVICES AGENT                               35
DETERMINATION OF NET ASSET VALUE                                    38
CALCULATION OF TOTAL RETURN                                         39
ALLOCATION OF PORTFOLIO BROKERAGE                                   43
TAXES                                                               45
SHAREHOLDER MEETINGS                                                47
INDEPENDENT ACCOUNTANTS                                             48
FINANCIAL STATEMENTS                                                49


          No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated February 28, 1998, and, if given or made, such information or representations may not be relied upon as having been authorized by The Jefferson Fund Group Trust.

         This Statement of Additional Information does not constitute an offer to sell securities.

                            INVESTMENT RESTRICTIONS


          As set forth in the prospectus dated February 28, 1998 of The Jefferson Fund Group Trust relating to its mutual fund, the Jefferson Growth and Income Fund (the "Fund") under the caption "INVESTMENT OBJECTIVES AND POLICIES", the primary investment objectives of the Fund are to produce long-term capital appreciation and current income principally through investing in equity securities.

                      Fundamental Investment Restrictions

          Consistent with its investment objectives, the Fund has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

          1. The Fund will not purchase securities on margin or participate in a joint-trading account.

          2. The Fund will not borrow money or issue senior securities, except for temporary bank borrowings for emergency or extraordinary purposes (but not for the purpose of purchase of investments) and then only in an amount not in excess of 5% of the value of its total assets and will not pledge any of its assets except to secure borrowings. The Fund will not purchase securities while it has any outstanding borrowings.

          3. The Fund will not make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

          4.          The Fund will not make investments for
the purpose of exercising control or management of any company.

          5. The Fund will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Section 5(b)(1) of the Investment Company Act of 1940 (i.e., that at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purpose of the foregoing limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.)

          6. Excluding U.S. Government securities (including securities issued or guaranteed by agencies and instrumentalities thereof), the Fund will not concentrate 25% or more of the value of its total assets, determined at the time an investment is made, in securities issued by companies engaged in the same industry.

          7. The Fund will not acquire or retain any security issued by a company if (a) an officer or director of such company is an officer or trustee of the Fund or an officer, director or other affiliated person of its investment advisor; or (b) officers or trustees of the Fund or officers or directors of its investment adviser owning beneficially more than one-half of one percent of its securities together own beneficially more than five percent of its securities.

          8. The fund will not write (sell) or purchase options except that the Fund may (a) write covered call options or covered put options on securities that it is eligible to purchase (and on stock indices) and enter into closing purchase transactions with respect to such options, and (b) in combination therewith, or separately, purchase put and call options on securities it is eligible to purchase; provided that the premiums paid by the Fund on all outstanding options it has purchased do not exceed 5% of its total assets. The Fund may enter into closing sale transactions with respect to options it has purchased.

          9. The Fund will not act as an underwriter or distributor of securities other than shares of the Fund.

          10. The Fund will not purchase any interest in any oil, gas or any other mineral exploration or development lease or program.

          11. The Fund will not purchase or sell real estate, real estate mortgage loans or real estate limited partnerships.

          12. The Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase and sell financial futures contracts and related options.

          13. The fund will not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets.

                    Non-Fundamental Investment Restrictions

          It is contrary to the Fund's present policy, which may be changed by the trustees without shareholder approval, to:

          1.          Purchase securities of other investment companies except
(a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund or (b) securities of registered investment companies where no commission or profit results, other than the usual and customary broker's commission and where as a result of such purchase the Fund would hold less than 3% of any class of securities, including voting securities, of any registered investment company and less than 5% of the Fund's assets, taken at current value, would be invested in securities of registered investment companies. All assets of the Fund invested in securities of registered investment companies will be included in the daily net assets of the Fund for purposes of calculating the monthly advisory fees payable to the Advisor. In such event, shareholders of the Fund will in effect pay two advisory fees on the assets invested in investment companies.

          2.          Invest in warrants or rights excluding
options (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase) if, as a result, such investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets; provided that not more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock Exchanges.

          3. Invest in securities of an issuer, which, together with any predecessors or controlling persons, has been in operation for less than three consecutive years and in equity securities for which market quotations are not readily available (excluding restricted securities) if, as a result, the aggregate of such investments would exceed 5% of the value of the Fund's net assets; provided, however, that this restriction shall not apply to any obligation of the U.S. Government or its instrumentalities or agencies. (Debt securities having equity features are not considered "equity securities" for purposes of this restriction.)

          4. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, (c) repurchase agreements maturing in more than seven days, and (d) OTC options, if, as a result, more than 10% of a Fund's net assets (taken at current value) would then be invested in securities described in Section 3, 4(a), 4(b), 4(c), and 4(d) above. For the purpose of this restriction securities subject to a 7-day put option or convertible into readily saleable securities are not included with subsections
(a) or (b).

          All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If violated, the Fund will immediately liquidate such investment so that no excess or deficiency remains.

          The phrase "shareholder approval," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                           INVESTMENT CONSIDERATIONS

     DEBT SECURITIES
     ---------------

          As set forth in the Prospectus under the caption "Investment Objectives and Policies," the Fund may invest in corporate debt securities of domestic or foreign issuers that are assigned one of the six highest ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or if unrated, are of comparable quality in the opinion of the Fund's Advisor. A description of the ratings categories used is set forth in "Description of Securities Ratings" located in the Fund's Prospectus.

          Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Moody's describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any general length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." S&P describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories."

          High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

          The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Advisor will seek to minimize the risks of investing in all debt securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

          Securities are purchased and sold principally in response to current assessments of future changes in business conditions and the levels of interest rates on debt securities of varying maturities, the availability of new investment opportunities at higher relative yields, and current evaluations of an issuer's continuing ability to meet its obligations in the future. The average maturity or duration of the fixed-income securities in the Fund's portfolio may be varied in response to anticipated changes in interest rates and to other economic factors, although under normal circumstances the Fund's debt securities will be primarily those with more than one year remaining to maturity. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a security may be sold and another of comparable quality and maturity (usually, but not always, of a different issuer) purchased at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

     DEPOSITORY RECEIPTS
     -------------------

          The Fund may invest in foreign securities in the form of American Depositary Receipts (ADR's) convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADR's are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Generally, ADR's, in registered form, are designed for use in the United States securities market.


  WARRANTS
  ---------

          The Fund may invest up to 5% of its net assets in warrants or rights (valued at the lower of cost or market) which entitle the holder to buy equity securities at a specific price for a specified period of time, provided that no more than 2% of its net assets are invested in warrants not listed on the New York or American Stock Exchanges. The Fund may invest in warrants or rights acquired by the Fund as part of a unit or attached to securities at the time of purchase without limitation.


     PORTFOLIO TURNOVER
     ------------------

          A change in securities held by the Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. As a result of the investment policies of the Fund, under certain market conditions its portfolio turnover may be higher than those of many other investment companies. It is, however, impossible to predict portfolio turnover in future years. For purposes of reporting portfolio turnover rates, all securities the maturities of which at the time of purchase are one year or less are excluded. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.


     FORWARD COMMITMENTS
     -------------------

          The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund either (i) holds, and maintains until the settlement date in a segregated account, cash or high grade debt obligations in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. The Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.


     REPURCHASE AGREEMENTS
     ---------------------

          The Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers with respect to not more than 25% of its total assets (taken at current value), except that no such limit applies when the Fund is investing for temporary defensive purposes. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. The Advisor will monitor the creditworthiness of the counterparties.


     SECURITIES LOANS


  The Fund may make secured loans of its portfolio securities amounting to no more than 25% of its total assets.
The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Advisor to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash, U.S. Government securities or other high quality debt securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
     ---------------------------------------------

          The Fund may enter into agreements with banks or broker-dealers for the purchase of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities on a when-issued or delayed delivery basis, it is required either: (I) to create a segregated account with the Fund's custodian and to maintain in that account cash, U.S. Government securities or other high grade debt obligations in an amount equal on a daily basis to the amount of the Fund's when-issued or delayed delivery commitments; or (ii) to enter into an offsetting forward sale of securities it owns equal in value to those purchased. The Fund will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Funds' payment obligation).


     OPTIONS TRANSACTIONS
     ---------------------

          The Fund will not write options that are not "covered." A written call option is "covered" if the Fund owns the underlying security subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. A written put option is "covered" if the Fund maintains cash, Treasury bills or other high grade obligations with a value equal to the exercise price in a segregated account with its custodian, or holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, and supply and demand interest rates.

          If the writer of an option wishes to terminate his obligations, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that the Fund will be able to effect a closing purchase or a closing sale transaction at any particular time.

          Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by depositing cash or high grade obligations. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

          The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

          The Fund may write options in connection with buy-and-write transactions; that is, the Fund will purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

          The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

          The extent to which the Fund will be able to write and purchase call and put options will also be restricted by the Fund's intention to qualify the Fund as a regulated investment company under the federal income tax law. See "Taxes."

          OTC Options. The Fund will enter into over-the-counter ("OTC") options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.

          It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) OTC options purchased by the Fund and other illiquid investments.

     LIMITATIONS ON THE USE OF OPTIONS STRATEGIES
     --------------------------------------------

          The Fund's ability to engage in the options strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options. Therefore no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, the Fund's ability to engage in options transactions may be limited by tax considerations.


     RISK FACTORS IN OPTIONS TRANSACTIONS
     ------------------------------------

          The option writer has no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the security.

          An exchange-traded option may be closed out only on a national securities exchange (an "Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on the Exchange (or in that class or series of options) would cease to exist, although outstanding options on the Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Fund and other clients of the Advisor may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.


     FUTURES TRANSACTIONS
     --------------------

              The Fund may sell futures contracts, purchase put options on futures contracts and write call options on futures contracts for the purpose of hedging its portfolio. Information concerning futures contracts and options on futures contracts is set forth below.

          FUTURES CONTRACTS. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. An index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of a contract market.

          Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out of a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

          The purchase (that is, assuming a long position in) or sale (that is, assuming a short position in) of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

          The Fund may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities it owns or intends to acquire. The Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline can be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads.
The sale of futures contracts provides an alternative means of hedging the Fund against a decline in the value of its investments in fixed-income securities. As such values decline, the value of the Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's fixed-income securities which are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed-income securities. Employing futures as a hedge may also permit the Fund to assume a defensive posture without reducing its yield on its investments.

          CALL OPTIONS ON FUTURES CONTRACTS. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of a futures contract, the Fund may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities or commodities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings.

          PUT OPTIONS ON FUTURES CONTRACTS. The purchase of put options on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Fund may purchase put options on futures contracts to hedge the Fund's portfolio against the risk of rising interest rates or declines in stock market prices. The
Fund may purchase put options on futures contracts in circumstances where it would sell futures contracts.

          The Fund may write a put option on a futures contract as a partial hedge against increasing prices of the assets which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of assets that the Fund intends to purchase.

          INDEX FUTURES. A securities index assigns relative values to the securities comprising the index. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

          The Fund will engage in transactions in index futures contracts only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which the Fund intends to purchase. In connection with its purchase of index futures contracts, the Fund will deposit an amount of cash and cash equivalents, equal to the market value of the futures contracts, in a segregated account with its Custodian and/or in the margin account with a broker.


     LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES
     ------------------------------------------------------------------

          The Fund will not "over-hedge," that is the Fund will not make open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

          The Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations and CFTC rules.


     RISK FACTORS IN FUTURES TRANSACTIONS
     ------------------------------------

          Investment by the Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, the Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

          Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted.

          Futures contracts may be used to hedge against a possible increase in the price of securities which the Fund anticipates purchasing, or options thereon. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

          The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

          The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

          The successful use of transactions in futures and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or related option is held by the Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.


               CONTINGENT DEFERRED SALES CHARGE (CLASS B SHARES)
                   AND INITIAL SALES CHARGE (CLASS A SHARES)

          As described in the Prospectus under the caption "How to Redeem," the contingent deferred sales charge is waived on redemptions of Class B shares for certain classes of individuals or entities on account of: (i) the fact that the Fund's sales-related expenses are lower for certain of such classes than for classes for which the contingent deferred sales load is not waived; (ii) waiver of the contingent deferred sales load with respect to certain of such classes is consistent with certain Internal Revenue Code policies concerning the favored tax treatment of accumulations; and (iii) with respect to certain of such classes, considerations of fairness, and competitive and administrative factors.

          As described in the Prospectus under the caption "Alternative Purchase Arrangements--Initial Sales Charge Alternative - Class A Shares," Class A shares of the Fund are sold pursuant to an initial sales charge, which declines as the amount of purchase reaches certain defined levels.


                               EXCHANGE PRIVILEGE


          As described in the Prospectus under the caption "Exchange Privilege," a shareholder may exchange shares of the Fund for shares of the Firstar Money Market Fund at their current net asset values. With respect to Class B shares, the original purchase date(s) of shares exchanged will carry over to the investment in the new fund for purposes of calculating any contingent deferred sales charge. For example, if a shareholder invests in the Class B shares of the Fund and 6 months later exchanges those shares for shares of another fund, no sales charge would be imposed upon the exchange but the investment in the other fund would be subject to the 5% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund, as described in the Prospectus under "Alternative Purchase Arrangements." With respect to Class B shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged out of the Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made. The Fund reserves the right to modify or discontinue the exchange privilege at any time. Orders for exchanges received after the close of regular trading on the Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.


                DISTRIBUTOR AND DISTRIBUTION AND SERVICING PLANS

          As stated in the text of the Prospectus under the caption "Distributor and Distribution and Servicing Plans," shares of the Fund are continuously offered through firms ("participating brokers") which are members of the National Association of Securities Dealers, Inc. and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers"). Under the Distribution Agreement between the Fund and the Distributor (the "Distribution Agreement"), the Distributor is not obligated to sell any specific amount of shares of the Fund and will purchase shares for resale only against orders for shares.

              Pursuant to the Distribution and Servicing Plans described in the Prospectus, in connection with the distribution of Class B shares of the Fund, the Distributor receives certain distribution fees from the Fund, and in connection with personal services rendered to Class A and Class B shareholders of the Fund and the maintenance of shareholder accounts, the Distributor receives certain servicing fees from the Fund. Subject to the percentage limitations on these distribution and servicing fees set forth in the Prospectus, the distribution and servicing fees may be paid in respect of services rendered and expenses borne in the past with respect to each such class as to which no distribution and servicing fees were paid on account of such limitations. As described in the Prospectus, the Distributor pays all or a portion of the distribution and servicing fees it receives from the Fund to participating and introducing brokers.

          Each Distribution and Servicing Plan may be terminated with respect to the class of shares of the Fund by vote of a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of that class. Any change in either Plan that would materially increase the cost to the class of shares of the Fund requires approval by the affected class of shareholders of the Fund. The trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the trustees, including a majority of the Independent trustees, cast in person at a meeting called for the purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Fund shall be committed to the discretion of such disinterested persons.

          The Distribution Agreement may be terminated with respect to the Fund or class of shares thereof at any time on 60 days' written notice without payment of any penalty either by the Distributor or by the Fund by vote of a majority of the outstanding voting securities of the Fund or that class, as the case may be, or by vote of a majority of the Independent Trustees.

          The Distribution Agreement and the Distribution and Servicing Plans will continue in effect with respect to the Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved: (i) by the vote of a majority of the Independent Trustees; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

          If the Distribution Agreement or the Distribution and Servicing Plans are terminated (or not renewed) with respect to the Fund, they may continue in effect with respect to any class of the Fund as to which they have not been terminated (or have been renewed).

          The trustees believe that the Distribution Plans provide benefits to the Fund. The trustees believe that the Plans result in greater sales and/or fewer redemptions of Fund shares, although it is impossible to know for certain the level of shares and redemptions of Fund shares in the absence of the Plan or under an alternative distribution scheme. The effect on sales and/or redemptions is believed to benefit the Fund by reducing Fund expense ratios and/or by affording greater flexibility to Fund managers.


          The Distributor has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Common Stock is qualified for sale. The Fund monitors its expense ratio at least on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Distributor for the amount of such excess.


          In addition to any reimbursement requirement required under the most restrictive applicable expense limitation of state securities commissions described above, the Distributor has undertaken to reimburse the Fund for expenses in excess of 1.15% and 1.90% of average net assets of Class A Shares and Class B Shares, respectively. Such reimbursements to the Fund may only be modified or discontinued by the Distributor by amending the Distribution Agreement. For the fiscal years ended October 31, 1997 and October 31, 1996, and for the period September 1, 1995 (commencement of operations) through October 31, 1995, total expenses of the Fund would have exceeded 1.15% and 1.90% of the average net assets of Class A Shares and Class B Shares, respectively.
As a result, the Distributor reimbursed the Fund, $117,913, $144,639, and $27,342, respectively, for the same periods.

                       TRUSTEES AND OFFICERS OF THE FUND

          The name, address, principal occupations during the past five years and other information with respect to each of the trustees and officers of the Fund are as follows:


LAWRENCE KUJAWSKI*<F2>
-----------------

13255 West Bluemound Road
Brookfield, Wisconsin 53005

(PRESIDENT, TREASURER AND A TRUSTEE)

          Mr. Kujawski has been the President of Matrix Venture Funds, Inc., a firm specializing in the valuation of closely held securities, acquisitions, venture capital financing and consulting, since he founded Matrix Venture Funds, Inc. in 1982.


RICHARD IMPERIALE*<F2>
-----------------

839 N. Jefferson Street
Milwaukee, Wisconsin 53202

(CHAIRMAN, SECRETARY AND
 A TRUSTEE OF THE FUND)

          Mr. Imperiale has been the President of Uniplan, Inc., the Fund's investment advisor, since he founded Uniplan, Inc. in 1985.


F.L. KIRBY*<F2>
-----------

233 S. Wacker Drive
Chicago, Illinois 60603

(A TRUSTEE OF THE FUND)

          Mr. Kirby is an Executive Vice President, a Director, and an Executive Committee member of Rodman & Renshaw, Inc., the Fund's Distributor, positions he has held since 1994. In these capacities, he is in charge of all retail sales for Rodman & Renshaw, Inc. From 1993 through 1994, Mr. Kirby was a senior vice president at Oppenheimer & Co., another broker-dealer. From
1991 through 1993, he was a senior vice president, a director and an Executive Committee member of Rodman & Renshaw, Inc.

*<F2>Messrs. Kujawski, Imperiale and Kirby are trustees who are "interested persons"sofnthe Fund as that term is defined in the Investment Company Act of 1940.

JOHN L. KOMIVES
----------------

101 S. Second Street
Milwaukee, Wisconsin  53204

(TRUSTEE)

          Dr. Komives is the President of Lakeshore Group Ltd., a position he has held since he founded the firm in 1975. Dr. Komives is a member of the board of directors of the following firms: F.W. Boelter Cos., Inc., Milwaukee, Wisconsin; Eagle Technology, Inc., Mequon, Wisconsin; Ebert and Associates, Inc., Milwaukee, Wisconsin; Ft. Kincaid Industries, Inc., Milwaukee, Wisconsin; Metrix Customer Support Systems (MCSS), Waukesha, Wisconsin; Metal Processing Co., Milwaukee, Wisconsin; Orthokinetics, Inc., Pewaukee, Wisconsin; Premier Plastics, Inc., Waukesha, Wisconsin; Renquist Associates, Inc., Racine, Wisconsin; World Venture Management, Inc., Milwaukee, Wisconsin; Zigman, Joseph & Stephenson, Inc., Milwaukee, Wisconsin. He also serves as a member of the following boards: Acme Institute of Technology, West Allis, Wisconsin; Board of Governors, Mount Mary College, Wauwatosa, Wisconsin; and Board of Governors of the Center for Entrepreneurial Studies, Marquette University, Milwaukee, Wisconsin.

J. MICHAEL BORDEN
-----------------

2938 North Shore Drive
Delavan, Wisconsin 53115

(TRUSTEE)

          Since 1988, Mr. Borden has been the president of Total Quality Plastics, Inc., a manufacturer of injection molding, the president of Rock Valley Trucking, and the president of Freedom Plastics, Inc. Mr. Borden has been the president and chief executive officer of Hufcor, Inc., a manufacturer of movable walls and accordion partitions, since 1978. From 1980 through 1994, he was also a member of the board of directors, a member of the executive committee, the chairman of the finance and executive committees and a vice president of Catholic Knights Insurance Society.


DENNIS J. LASSER
----------------

Binghampton, New York

(TRUSTEE)

          Mr. Lasser is an Associate Professor of Finance, School of Management, SUNY-Binghamton, New York, a position he has held since 1988.

JAMES L. STANKO
----------------

Rancho Santa Fe, California

(TRUSTEE)

          Mr. Stanko has been Chairman of Winstar Associates, a company he founded in 1992. From 1982 until 1992 he was a Managing Director of Oppenheimer & Co. From 1976 until 1982, Mr. Stanko was Chairman of Carroll McEntee and McGinley Money Markets, Inc.

          The Fund's standard method of compensating trustees is to pay each trustee who is not an officer of the Fund a fee of $250 for each meeting of the trustees attended. The Fund also may reimburse its trustees for travel expenses incurred in order to attend meetings of the trustees. For the fiscal year ended October 31, 1997, officers and trustees received $4,000 in the aggregate remuneration from the Fund as set forth more fully in the compensation table:


COMPENSATION TABLE
(for the fiscal year ended October 31, 1997)


                                    Pension or
                                    Retirement
                                    Benefits
                     Aggregate      Accrued as    Estimated      Total
                     Compensation   Part of Fund Annual Benefits Compensation
Name of Trustee     From Registrant Expenses     Upon Retirement From Registrant
---------------     --------------- ---------    --------------- ---------------
Lawrence Kujawski           0             0              0              0

Richard Imperiale           0             0              0              0

F.L. Kirby                  0             0              0              0

John Komives             $1,000           0              0           $1,000

J. Michael Borden         1,000           0              0            1,000

Dennis Lasser             1,000           0              0            1,000

James Stanko              1,000           0              0            1,000


               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS
               --------------------------------------------------

                                                                       Percent
                                                                          of
      Name and Address Of                                 Percent of    Total
       Beneficial Owner             Number of Shares       Class        Fund
      -----------------             ----------------       ---------   -------

Firstar Trust Company -                83,991.118           14.03%      11.67%
Custodian for Sidney Shindell -      Class A Shares
IRA Rollover
929 N. Astor Street
Milwaukee, Wisconsin
53202-3454

Donaldson Lufkin Jenrette              59,713.435           9.97%       8.30%
Securities Corporation Inc.          Class A Shares
For the exclusive benefit of
our customers                          11,114.087           9.18%       1.54%
P.O. Box 2052                        Class B Shares                     -----
Jersey City, NJ 07303-2052
                                                                        9.84%

Clarke & Co.                           59,706.320           9.97%       8.30%
235 West Schrock Rd.                 Class A. Share
Westerville, Ohio  43081-2874

Marshall & Ilsley Trust                56,736.928           9.48%       7.88%
Company, trustee                     Class A Shares
FBO Hough Mfg. Corp.
Retirement Trust
1000 N. Water Street
Milwaukee, Wisconsin
53202-3197

Firstar Trust Co. - Custodian          49,891.406           8.33%       6.93%
for                                  Class A Shares
Carlisle F. Meredith IRA
40344 Charleston Pike
Hamilton, Virginia  20158-3216

Wexford Clearing Services Corp.        7,674.643            6.34%       1.07%
Robert J. Haasl & JoAnn Haasl        Class B Shares
Jt. Ten.
PDI Inc.
P.O. Box 130
Circle Pines, Minnesota
55014-0130

Officers and Trustees as a             54,947.124           9.18%       7.63%
Group1<F3>                           Class A Shares
(7 persons)



          No person is deemed to "control," as that term is defined in the Investment Company Act of 1940, the Fund. No other person owns of record or beneficially 5% or more of the outstanding securities of any class of the Fund.



1<F3> This includes shares held by Uniplan Inc., as well as shares held by Mr. Imperiale in his capacity as trustee of the Uniplan Inc. Profit Sharing Plan and by Mr. Imperiale and Mr. Komives in their capacities as custodian under the Uniform Transfer to Minors Act.

          INVESTMENT ADVISOR, ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT
                         AND ACCOUNTING SERVICES AGENT

          As set forth in the Prospectus under the caption "MANAGEMENT OF THE FUND," the investment adviser to the Fund is Uniplan, Inc. (the "Advisor"). Pursuant to an investment advisory agreement between the Fund and the Advisor (the "Advisory Agreement") the Advisor furnishes continuous investment advisory services and management to the Fund. The Advisor is controlled by Richard P. Imperiale, who owns 90% of its outstanding capital stock. Mr. Imperiale is also a trustee of the Fund.


          The Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually, by (i) the trustees of the Fund, or by the vote of a majority (as defined in the Investment Company Act of 1940) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the trustees of the Fund who are not parties to the Advisory Agreement or interested persons of the Advisor, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the trustees of the Fund or by vote of a majority of the Fund's shareholders, on sixty days written notice to the Advisor, and by the Advisor on the same notice to the Fund and that it shall be automatically terminated if it is assigned.


          The Advisory Agreement provides that the Advisor shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreement also provides that the Advisor and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others. For the fiscal years ended October 31, 1997 and October 31, 1996, and for the period September 1, 1995 (commencement of operations) through October 31, 1995, the fees paid under the Advisory Agreement were $38,956, $18,010 and $1,000, respectively.

          As set forth in the Prospectus under the caption "MANAGEMENT OF THE FUND," the administrator to the Fund is Firstar Trust Company (the "Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202. The administration agreement entered into between the Fund and the Administrator (the "Administration Agreement") will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the trustees of the Fund upon the giving of ninety (90) days' written notice to the Administrator, or by the Administrator upon the giving of ninety (90) days' written notice to the Fund.


  Under the Administration Agreement, the Administrator is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from its reckless disregard of its duties and obligations under the Administration Agreement. For its services, the Administrator is entitled to receive fees, payable monthly, based on the total annual rate of $20,000 in the event that the average net assets of the Fund is less than $10,000,000 and increasing by $4,000 for every $2,000,000 increase in average net assets of the Fund until the Fund reaches $20,000,000 in average net assets. At such time, the fee is .25% of the average net assets of the Fund; such fee decreases to .2% of the average net assets when average net assets reach $25,000,000 and decreases to .15% of the average net assets when average net assets reach $30,000,000. At such time as the average net assets reach $200,000,000, the fees are .06% on the first $200,000,000, .05% on the next $300,000,000 and .03% on all net assets exceeding $500,000,000. For the fiscal years ended October 31, 1997 and October 31, 1996, and for the period September 1, 1995 (commencement of operations) through October 31, 1995, the fees earned by the Administrator were $21,286, $36,538 and $5,620, respectively.



          Firstar Trust Company also serves as custodian of the Fund's assets pursuant to a Custody Agreement. Under the Custody Agreement, Firstar Trust Company has agreed to (i) maintain a separate account in the name of the Fund,
(ii) make receipts and disbursements of money on behalf of the Fund, (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Fund concerning the Fund's operations. Firstar Trust Company does not exercise any supervisory function over the purchase and sale of securities. For its services as custodian, Firstar Trust company is entitled to receive a fee, payable quarterly, based on the annual rate of .02% of the market value of the securities owned by the Fund (subject to a minimum annual $3000 fee). In addition, Firstar Trust Company, as custodian, is entitled to certain charges for securities transactions and reimbursement for expenses. For the fiscal years ended October 31, 1997 and October 31, 1996, and for the period September 1, 1995 (commencement of operations) through October 31, 1995, the fees earned by the custodian were $9,393, $7,440 and $533, respectively.


          Firstar Trust Company also serves as transfer agent and dividend disbursing agent for the Fund under a Shareholder Servicing Agent Agreement. As transfer and dividend disbursing agent, Firstar Trust Company has agreed to (i) issue and redeem shares of the Fund, (ii) make dividend and other distributions to shareholders of the Fund, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts, and (v) make periodic reports to the Fund. For its transfer agency and dividend disbursing services, Firstar Trust company is entitled to receive fees based on the average net assets in the Fund (subject to a minimum annual fee of $15,000). Also, Firstar Trust Company is entitled to certain other transaction charges and reimbursement for expenses. For the fiscal years ended October 31, 1997 and October 31, 1996 and the period September 1, 1995 (commencement of operations) through October 31, 1995, the fees earned under the Shareholder Servicing Agreement were $28,904, $35,605, and $4,218, respectively.



          In addition the Fund has entered into a Fund Accounting Servicing Agreement with Firstar Trust company pursuant to which Firstar Trust Company has agreed to maintain the financial accounts and records of the Fund and provide other accounting services to the Fund. For its accounting services, Firstar Trust Company is entitled to receive fees, payable monthly, based on the total annual rate of $22,000 for the first $20,000,000 in average net assets of the Fund; .17% of average net assets when the Fund exceeds $20,000,000 but is less than $25,000,000; .12% of average net assets when the Fund exceeds $25,000,000 but is less than $30,000,000; and when the Fund exceeds $30,000,000, the fees are $27,500 for the first $40,0000,000 in average net assets of the Fund, .01% on the next $200,000,000 of average net assets of the Fund and .005% on all net assets exceeding $240,000,000.
Firstar Trust Company is also entitled to certain out of pocket expenses, including pricing expenses. For the fiscal years ended October 31, 1997 and October 31, 1996, and the period September 1, 1995 (commencement of operations) through October 31, 1995, the fees earned under the Fund Accounting Servicing Agreement were $26,255, $26,799 and $3,738, respectively.


                        DETERMINATION OF NET ASSET VALUE


          As set forth in the Prospectus under the caption "Determination of Net Asset Value," the net asset value of the Fund will be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. The Trust expects the New York Stock Exchange to be open for trading Monday through Friday except New Year's Day, Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the Fund expects that the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the Trust expects that the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The Fund's portfolio securities for which market quotations are readily available are valued at the most recent bid price. Notwithstanding the above sentence, certain of the Fund's holdings of debt securities are valued by a pricing service. The pricing service relies on one or more of the following factors: valuations obtained from recognized dealers, information on transactions for similar securities, general market information, and matrix comparisons of various characteristics of debt securities, such as quality, yield maturity.

                        CALCULATION OF TOTAL RETURN

          Total Return with respect to the Fund's Class A and Class B shares is a measure of the change in value of an investment in a class of shares of the Fund over the period covered (in the case of Class A shares, giving effect to the maximum initial sales charge), which assumes any dividends or capital gains distributions are reinvested in that class of the Fund's shares immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the class (deducting in the case of Class A shares of the maximum applicable initial sales charge) all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares in the class owned at the end of the period by the net asset value per share of the class on the last trading day of the period; (3) assuming redemption at the end of the period (deducting any applicable contingent deferred sales charge); and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for the periods of less than one year. Specifically, the Total Return formula is as follows:

                                P (1 + T)n = ERV
     Where:
         P   = a hypothetical initial payment of $1,000

         T   = average annual total return

         n   = number of years

       ERV   = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

          The manner in which Total Return of the Class A and Class B shares will be calculated for public use is described above.


          The total return for the one year ended October 31, 1997 was 9.17% and 8.95% for Class A and Class B Shares, respectively. The total return for the one year ended October 31, 1996 was 5.51% and 5.10% for Class A and Class B Shares respectively. The total return for the period September 1, 1995 (commencement of operations) through October 31, 1995, was -5.10% and -4.70% for Class A and Class B Shares, respectively.

          Performance information is computed separately for the Fund's Class A and Class B shares. The Fund may from time to time include the total return of its Class A and Class B shares in advertisements or in information furnished to represent or prospective shareholders. The Fund may from time to time include in advertisements the total return of each class and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives.

          Information provided to any newspaper or similar listing of the Fund's net asset values and public offering prices will separately present the Class A and Class B shares.

          The Total Return of each class may also be used to compare the performance of the Funds' Class A and Class B shares against certain widely acknowledged standards or indices for stock and bond market performance against the cost of living (inflation) index, and against hypothetical results based on a fixed rate of return.

           The Standard & Poor's composite Index of 500 stocks
(the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 385 industrial, 15 transportation, 45 utilities and 55 financial services concerns. The S&P 500 represents about 77% of the market value of all issues traded on the New York Stock Exchange.

          The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks have only one market maker or traded on exchanges are excluded.

          The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market by capitalization.

          From time to time, articles or reports about the Fund concerning performance, rankings and other characteristics of the Fund may appear in national publications and services including, but not limited to, the Wall Street Journal, Forbes, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature. References to articles regarding personnel of the Advisor who has portfolio management responsibility may also be used in the Fund's promotional literature.

          From time to time, the Fund may use, in its advertisements or information furnished to present or prospective shareholders, data concerning the performance and ranking of certain countries' stock markets, including performance and ranking data based on annualized returns over one, three, five and ten-year periods.

          From time to time, the Fund may set forth in its advertisements and other materials information about the growth of a certain dollar amount invested in the Fund over a specified period of time and may use charts and graphs to display that growth.


                       ALLOCATION OF PORTFOLIO BROKERAGE

          Decisions to buy and sell securities for the Fund are made by the Advisor subject to review by the Fund's trustees. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor feels that better prices are available from non-principal market makers who are paid commissions directly. The Advisor may allocate portfolio brokerage on the basis of whether the broker has sold or is currently selling Shares of the Fund and may also allocate portfolio brokerage to the Distributor, but, in each case, only if the Advisor reasonably believes the commissions and transaction quality are comparable to that available from other qualified brokers. Under the Investment Company Act of 1940, the Distributor is prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Since transactions in the over-the-counter securities market generally involve transactions with dealers acting as principal for their own account, the Distributor may not serve as the Fund's dealer in connection with such transactions. All allocations of portfolio brokerage to the Distributor, if any, will be conducted in compliance with procedures adopted in accordance with Rule 17e-1 under the Investment Company Act of 1940. The Distributor, when acting as a broker for the Fund in any of its portfolio transactions executed on a securities exchange of which the Distributor is a member, will act in accordance with the requirements of Section 11(a) of the Securities Exchange Act of 1934 and the rules of such exchanges.

          In allocating brokerage business for the Fund, the Advisor also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Advisor believes these services have substantial value, they are considered supplemental to the Advisor's own efforts in the performance of its duties under the Advisory Agreement. Other clients of the Advisor may indirectly benefit from the availability of these services to the Advisor, and the Fund may indirectly benefit from services available to the Advisor as a result of transactions for other clients. The Advisory Agreement provides that the Advisor may cause the Fund to pay a broker which provides brokerage and research services to the Advisor a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Advisor determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Advisor's overall responsibilities with respect to the Fund and the other accounts as to which he exercises investment discretion.

          Pursuant to conditions set forth in rules of the Securities and Exchange Commission, the Fund may purchase securities from an underwriting syndicate of which the principal underwriter of the Fund or its affiliates are members (but not from the principal underwriter itself). Such conditions relate to the price and amount of the securities purchased, the commission or spread paid, and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Trustees, particularly those trustees who are not "interested persons" of the Fund. Investments by other clients of the Distributor and the Adviser may limit the ability of the Fund to purchase securities from such a syndicate.


          For the fiscal years ended October 31, 1997 and October 31, 1996, and the period September 1, 1995 (commencement of operations) through October 31, 1995, respectively, the Fund paid brokerage commissions of $29,721 on total transactions of $8,839,795, $21,288 on total transactions of $5,619,286, and $1,532 on total transactions of $545,152. During the same periods, $1,375, $700 and $0 of the total brokerage commissions represent brokerage commissions paid to the Distributor. Some of the brokers to whom commissions were paid provided research services to the Advisor.

                              TAXES

           As set forth in the Prospectus under the caption
"DIVIDENDS, DISTRIBUTIONS AND TAXES, the Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Sixty percent of any gain or loss realized by the Fund: (I) from net premiums from expired listed options and from closing purchase transactions; and (ii) with respect to listed options upon the exercise thereof, generally will constitute long-term capital gains or losses and the balance will be short-term gains or losses. Distributions of long-term capital gains, if designated as such by the Fund, are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares. Dividends from the Fund's net investment income and distributions from the Fund's net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or in additional Fund shares. The 70% dividends-received deduction for corporations will apply to such dividends and distributions, subject to proportionate reductions if the aggregate dividends received by the Fund from domestic corporations in any year are less than 100% of the Fund's gross income.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income. The Fund intends to make sufficient distributions of ordinary taxable income and any capital gain net income with respect to each calendar year to avoid liability for this excise tax.

          If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

           Any dividend or capital gains distribution paid shortly after a purchase of Fund shares will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the Fund shares immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

          The Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

                              SHAREHOLDER MEETINGS

          It is contemplated that the Fund will not hold an annual meeting of shareholders in any year in which the election of trustees is not required to be acted on by shareholders under the Investment Company Act of 1940. The Fund's Trust Instrument and Bylaws also contain procedures for the removal of trustees by the Fund's shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds (2/3) of the outstanding shares, remove any trustee or trustees.

          Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any trustee. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least
$25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Fund's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Fund; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

          If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

          After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                            INDEPENDENT ACCOUNTANTS


          KPMG Peat Marwick, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, currently serves as the independent accountants for the Fund. KPMG Peat Marwick conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state tax returns and consults with the Fund as to matters of accounting and Federal and State income taxation.



                              FINANCIAL STATEMENTS


          The following financial statements are incorporated by reference to the Jefferson Growth and Income Fund Annual Report dated October 31, 1997 (File No. 811-8958), as filed with the Securities and Exchange Commission on December 30, 1997:
          The Jefferson Fund Group Trust

          Statement of Assets and Liabilities
          Schedule of Investments
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements
          Report of Independent Accountants

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------


     (a) Financial Statements (financial highlights included in Part A and all other Financial Statements included in Part B are all incorporated by reference to the Jefferson Growth and Income Fund Annual Report dated October 31, 1997 (File No. 811-8958) (as filed with the Securities and Exchange Commission on December 30, 1997))

          The Jefferson Fund Group Trust

            Statement of Assets and Liabilities
            Schedule of Investments
            Statement of Operations
            Statement of Changes in Net Assets
            Financial Highlights
            Notes to Financial Statements
            Report of Independent Accountants


     (b)  Exhibits

          1.1  Registrant's Certificate of Trust.

          1.2  Registrant's Trust Instrument.

          2    Registrant's Bylaws.

          3    None

          4    None

          5    Investment Advisory Agreement.

          6.1  Distribution Agreement.

          6.2  Form of Sales Agreement.

          7    None

          8    Custodian Agreement with Firstar Trust Company

          9.1  Administration Agreement with Firstar Trust Company

          9.2  Transfer Agent Agreement with Firstar Trust Company

          9.3  Accounting Services Agreement With Firstar Trust Company

          10   Opinion of Foley & Lardner, counsel for Registrant

          11.1 Consent of Coopers & Lybrand L.L.P.

          11.2 Consent of KPMG Peat Marwick

          12   None

          13   Subscription Agreement

          14.1 Restated Form of Individual Retirement Custodial
               Account

          14.2 Revised Form of Defined
               Contribution Retirement Plan

          15.1 Distribution and Servicing Plan of Class A Shares

          15.2 Distribution and Servicing Plan of Class B Shares

          15.3 Distribution Assistance Agreement (Class A)

          15.4 Distribution Assistance Agreement (Class B)

          16 Schedule for Computation of Performance Quotation (Exhibit 16 to Post Effective Amendment No. 3 to Registrant's Form N-1A, which was filed on February 28, 1997 ("Amendment No. 3") is incorporated by reference).

          17 Powers of Attorney for Lawrence Kujawski, John Komives, Michael Borden, Dennis Lasser and James L. Stanko, Trustees of the Trust. (Exhibit 17 to Post-Effective Amendment No. 2 to Registrant's Form N-1A, which was filed on February 28, 1996 ("Amendment No. 2") is incorporated by reference)

          17.1 Power of Attorney for F.L. Kirby, Trustee. (Exhibit 17.2 to Amendment No. 3 is incorporated by reference)

          18 Plan pursuant to Rule 18f-3 For Operation of a Multi Class System. (Exhibit 18 to Amendment No. 2 is incorporated by reference.)

          27   Financial Data Schedule

 Item 25.  Persons Controlled by or under Common Control with
           --------------------------------------------------
             Registrant
             ----------

          As of February 27, 1998, Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities
          -------------------------------

              Title of Class                     Number of Record Holders
              --------------                     as of February  4, 1998
                                                 -----------------------
     Class A Shares of Beneficial
      Interest, no par value                               334
     Class B Shares of Beneficial
      Interest, no par value                                95


Item 27.  Indemnification
          ---------------
          Pursuant to Chapter 38 of Title 12 of the Delaware Code, the Registrant's Trust Instrument, dated January 20, 1995, contains the following article, which is in full force and effect and has not been modified or cancelled:


                                   ARTICLE X
                                   ---------
                  LIMITATION OF LIABILITY AND INDEMNIFICATION
                  -------------------------------------------

          Section 10.1.  Limitation of Liability.  A Trustee, when acting in
          ------------   -----------------------
such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall
protect any Trustee       against any liability to the Trust or
 to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.


          Section 10.2.  Indemnification.
          -------------  ---------------

          (a) Subject to the exceptions and limitations contained in Section 10.2(b) below:

               (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)  No indemnification shall be provided hereunder to a Covered
     Person:

                 (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

          (A)  by the court or other body approving the settlement;

          (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

          (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than
      Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.


          Section 10.3.  Shareholders.  In case any Shareholder or former
          ------------   -------------
Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

          Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
          -----------------------------------------------------

          Uniplan, Inc. ("Adviser") was organized as a Wisconsin corporation in 1985 and is registered as an investment adviser under the Investment Advisers Act of 1940. Adviser does not manage any other mutual fund; however, Adviser does manage various individual, profit-sharing, pension and institutional accounts.

          Set forth below are the substantial business engagements during the two last fiscal years of each director or officer of Adviser.

             NAME             BUSINESS AND OTHER CONNECTIONS
             ----             ------------------------------
      Richard Imperiale       President and Treasurer of Adviser
                              Member of Board of Directors of Adviser

        Jeffrey DeCora        Vice President and Secretary of Adviser
                              Member of Board of Directors of Adviser

Item 29.  Principal Underwriters
          ----------------------

     (a) Rodman and Renshaw (the "Distributor") acts as the Registrant's principal underwriter.

     (b) Information with respect to directors and officers of Distributor is as follows:


Names and Principal          Positions and Offices with   Positions and Officers
Addresses                     Principal Underwriter        with Registrant
------------------           ----------------------        --------------------
Francis L. Kirby             Chief Executive Officer       Trustee

Gilbert R. Ott, Jr.          General Counsel and Secretary Not Applicable

Robert A. Bade               Senior Vice President         Not Applicable


Item 30.  Location of Accounts and Records
          ----------------------------------

          The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant, Registrant's Custodian and Registrant's Administrator as follows: the documents required to be maintained by paragraphs
(5) and (11) of Rule 31a-1(b) will be maintained by the Registrant; the documents required to be maintained by paragraphs (3) and
(7) of Rule 31a-1(b) will be maintained by Registrant's
Custodian; and all other records will be maintained by Registrant's
Administrator.

Item 31.  Management Services
          --------------------

          All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings
          -------------

          Registrant undertakes to, if requested to do so by the holders of at least 10% of Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 27th day of February, 1998.


                           THE JEFFERSON FUND GROUP TRUST
                              (Registrant)

                           By:  /s/ Lawrence Kujawski
                              ------------------------------------
                              Lawrence Kujawski
                              President, Treasurer and Trustee

          Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

    Name                          Title                          Date
    -----                         ------                         ----
/s/ Lawrence Kujawski         Principal Executive, Financial  February 27, 1998
---------------------         and Accounting Officer,
Lawrence Kujawski             President, Treasurer, and
                              Trustee


/s/ Richard Imperiale         Chairman, Secretary and Trustee February 27, 1998
---------------------
Richard Imperiale             Trustee                         February 27, 1998

*<F4>
--------------------
F.L. Kirby                    Trustee                         February 27, 1998

*<F4>
--------------------
John Komives                  Trustee                         February 27, 1998

*<F4>
----------------------
J. Michael Borden             Trustee                         February 27, 1998

*<F4>
----------------------
Dennis Lasser                 Trustee                         February 27, 1998

*<F4>
-----------------------
James L. Stanko

*<F4>By Richard Imperiale, Attorney-in-fact



                                 EXHIBIT INDEX
                                 -------------

     Exhibit No.        Exhibit                                   Page No.
     -----------        --------                                  --------
         (1.1)  Registrant's Certificate of Trust

         (1.2)  Registrant's Trust Instrument

           (2)  Registrant's Bylaws

           (3)  None

           (4)  None

           (5)  Investment Advisory Agreement

         (6.1)  Distribution Agreement

         (6.2)  Form of Sales Agreement

           (7)  None

           (8)  Custodian Agreement with
                Firstar Trust Company

         (9.1)  Administration Agreement with
                Firstar Trust Company

         (9.2)  Transfer Agent Agreement with
                Firstar Trust Company

         (9.3)  Accounting Services Agreement
                with Firstar Trust Company

          (10)  Opinion of Foley & Lardner,
                counsel for Registrant

        (11.1)  Consent of Coopers & Lybrand L.L.P.

        (11.2)  Consent of KPMG Peat Marwick

          (12)  None

          (13)  Subscription Agreement

        (14.1)  Restated Form of Individual Retirement Custodial
                Account

        (14.2)  Revised Form of Defined Contribution Retirement Plan

        (15.1)  Distribution and Servicing Plan of Class A Shares

        (15.2)  Distribution and Servicing Plan of Class B Shares

        (15.3)  Distribution Assistance Agreement (Class A)

        (15.4)  Distribution Assistance Agreement (Class B)

          (16)  Schedule for Computation of Performance Quotation*<F5>

        (17.1)  Power of Attorney for Lawrence Kujawski, John
                Komives, Michael Borden, Dennis Lasser and James
                Stanko, Trustees of the Trust.*<F5>

        (17.2)  Power of Attorney for F.L. Kirby*<F5>

          (18) Plan pursuant to Rule 18f-3 For Operation of Multi Class System*<F5>

          (27)  Financial Data Schedule

*<F5>Incorporated by reference.